                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-05221

                            SELIGMAN PORTFOLIOS, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end:  12/31

Date of reporting period: 6/30

Semiannual Report
                                                                 (SELIGMAN LOGO)

SELIGMAN PORTFOLIOS

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2009


SELIGMAN COMMON
STOCK PORTFOLIO

SELIGMAN COMMON STOCK PORTFOLIO SEEKS TOTAL RETURN
THROUGH A COMBINATION OF CAPITAL APPRECIATION AND
CURRENT INCOME.

Seligman Common Stock Portfolio (the Fund) is a series of Seligman Portfolios, Inc.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or variable life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the accounts) that invests in the Fund.

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   14

Statement of Operations............   15

Statements of Changes in Net
  Assets...........................   16

Financial Highlights...............   17

Notes to Financial Statements......   18

Proxy Voting.......................   30

Change in Independent Registered
  Public Accounting Firm...........   31



RIVERSOURCE FAMILY OF FUNDS
RiverSource Family of Funds includes funds branded
"RiverSource," "RiverSource Partners," "Seligman" and
"Threadneedle." These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
2  SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Common Stock Portfolio shares lost 0.96% for the six-month period ended June 30, 2009.

> The Fund underperformed its benchmark, the Standard & Poor's 500 Index, which rose 3.16% during the same six-month period.

> The Fund also underperformed its peer group, as represented by the Lipper
  Large-Cap Core Funds Average, which rose 4.83% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                             6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------
Seligman Common Stock
  Portfolio                    -0.96%   -36.79%  -14.85%   -7.15%   -6.13%
---------------------------------------------------------------------------
S&P 500 Index(1)
  (unmanaged)                  +3.16%   -26.21%   -8.22%   -2.24%   -2.22%
---------------------------------------------------------------------------
Lipper Large-Cap Core Funds
  Average(2)                   +4.83%   -25.92%   -8.14%   -2.21%   -1.82%
---------------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract, including any administration fees or sales charges. If reflected, returns would be lower than those shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, by visiting seligman.com or calling 1(800) 221-2450.

The performance of the index does not reflect the effect of expenses. It is not possible to invest directly in an average or index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Core Funds Average is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's U.S. Diversified large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value relative to the S&P 500 Index. The average reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
      SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                    X     LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     12.0%
------------------------------------------------
Consumer Staples                           11.5%
------------------------------------------------
Energy                                     13.2%
------------------------------------------------
Financials                                 19.6%
------------------------------------------------
Health Care                                19.2%
------------------------------------------------
Industrials                                 4.4%
------------------------------------------------
Information Technology                     12.0%
------------------------------------------------
Materials                                   1.8%
------------------------------------------------
Telecommunication Services                  2.0%
------------------------------------------------
Utilities                                   2.7%
------------------------------------------------
Other(2)                                    1.6%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
4  SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Chevron                                     5.9%
------------------------------------------------
Johnson & Johnson                           4.8%
------------------------------------------------
Pfizer                                      4.6%
------------------------------------------------
Bank of America                             4.1%
------------------------------------------------
Procter & Gamble                            3.9%
------------------------------------------------
McDonald's                                  3.7%
------------------------------------------------
Home Depot                                  3.6%
------------------------------------------------
IBM                                         3.4%
------------------------------------------------
Amgen                                       2.7%
------------------------------------------------
Cisco Systems                               2.6%
------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
      SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


--------------------------------------------------------------------------------
6  SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2009  JUNE 30, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Actual(b)                           $1,000       $  990.40        $7.01(c)       1.42%
------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)         $1,000       $1,017.75        $7.10(c)       1.42%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of -0.96% for the six months ended June 30, 2009.
(c) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 1.26%. Any amounts waived will not be reimbursed by the Fund. This change was effective May 11, 2009. Had this change been in place for the entire six month period ended June 30, 2009, the actual expenses paid would have been $6.22 for Class 1; the hypothetical expenses paid would have been $6.31 for Class 1.


--------------------------------------------------------------------------------
      SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.8%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.0%)
General Dynamics                                         322                  $17,835
Northrop Grumman                                         145                    6,624
                                                                      ---------------
Total                                                                          24,459
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
FedEx                                                    213                   11,847
-------------------------------------------------------------------------------------

BEVERAGES (3.2%)
Coca-Cola                                              1,224                   58,739
PepsiCo                                                  334                   18,357
                                                                      ---------------
Total                                                                          77,096
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (3.2%)
Amgen                                                  1,227(b)                64,957
Biogen Idec                                              110(b)                 4,967
Cephalon                                                 113(b)                 6,401
                                                                      ---------------
Total                                                                          76,325
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.6%)
Charles Schwab                                           518                    9,086
Goldman Sachs Group                                       84                   12,385
Morgan Stanley                                         1,159                   33,043
State Street                                             154                    7,269
                                                                      ---------------
Total                                                                          61,783
-------------------------------------------------------------------------------------

CHEMICALS (0.9%)
Dow Chemical                                           1,341                   21,644
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.3%)
BB&T                                                     312                    6,858
PNC Financial Services Group                             465                   18,047
SunTrust Banks                                           469                    7,715
Wells Fargo & Co                                       1,909                   46,312
                                                                      ---------------
Total                                                                          78,932
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.3%)
Cisco Systems                                          3,344(b)                62,331
Corning                                                  561                    9,010
QUALCOMM                                                 713                   32,228
                                                                      ---------------
Total                                                                         103,569
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (5.3%)
Dell                                                   1,973(b)                27,089
Hewlett-Packard                                          343                   13,257
IBM                                                      785                   81,970
Lexmark Intl Cl A                                        281(b)                 4,454
                                                                      ---------------
Total                                                                         126,770
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.5%)
Capital One Financial                                    500                   10,940
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.4%)
Apollo Group Cl A                                        126(b)                 8,961
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.7%)
Bank of America                                        7,577                  100,015
Citigroup                                              8,312                   24,687
JPMorgan Chase & Co                                    1,053                   35,918
                                                                      ---------------
Total                                                                         160,620
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
Embarq                                                    96                    4,038
Verizon Communications                                 1,267                   38,935
                                                                      ---------------
Total                                                                          42,973
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
Progress Energy                                          263                    9,949
Southern                                                 742                   23,121
                                                                      ---------------
Total                                                                          33,070
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric                                         204                    6,610
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.4%)
Tyco Electronics                                         538(c)                10,001
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ENERGY EQUIPMENT & SERVICES (1.6%)
Baker Hughes                                             323                  $11,770
ENSCO Intl                                               245                    8,543
Halliburton                                              250                    5,175
Natl Oilwell Varco                                       389(b)                12,705
                                                                      ---------------
Total                                                                          38,193
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.0%)
Walgreen                                                 264                    7,762
Wal-Mart Stores                                          825                   39,963
                                                                      ---------------
Total                                                                          47,725
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.1%)
Archer-Daniels-Midland                                   331                    8,861
General Mills                                            197                   11,035
Sara Lee                                                 685                    6,686
                                                                      ---------------
Total                                                                          26,582
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.7%)
Cardinal Health                                          176                    5,377
CIGNA                                                    447                   10,768
DaVita                                                   100(b)                 4,946
McKesson                                                 122                    5,368
Quest Diagnostics                                        231                   13,035
UnitedHealth Group                                       976                   24,381
                                                                      ---------------
Total                                                                          63,875
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.9%)
McDonald's                                             1,573                   90,432
Starbucks                                                281(b)                 3,903
                                                                      ---------------
Total                                                                          94,335
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (5.0%)
Clorox                                                   180                   10,049
Colgate-Palmolive                                        231                   16,341
Procter & Gamble                                       1,825                   93,258
                                                                      ---------------
Total                                                                         119,648
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.7%)
General Electric                                       2,855                   33,460
Tyco Intl                                                267(c)                 6,937
                                                                      ---------------
Total                                                                          40,397
-------------------------------------------------------------------------------------

INSURANCE (6.1%)
AFLAC                                                    281                    8,736
Allstate                                               1,474                   35,966
Aon                                                      302                   11,437
Chubb                                                    194                    7,737
MetLife                                                  552                   16,566
Principal Financial Group                                476                    8,968
Progressive                                              913(b)                13,795
Prudential Financial                                     234                    8,709
Torchmark                                                134                    4,963
Travelers Companies                                      703                   28,851
                                                                      ---------------
Total                                                                         145,728
-------------------------------------------------------------------------------------

IT SERVICES (1.1%)
Affiliated Computer Services Cl A                         87(b)                 3,865
Automatic Data Processing                                283                   10,029
Computer Sciences                                        196(b)                 8,683
Paychex                                                  176                    4,435
                                                                      ---------------
Total                                                                          27,012
-------------------------------------------------------------------------------------

MACHINERY (0.9%)
Illinois Tool Works                                      207                    7,729
Ingersoll-Rand                                           714(c)                14,923
                                                                      ---------------
Total                                                                          22,652
-------------------------------------------------------------------------------------

MEDIA (0.5%)
CBS Cl B                                                 921                    6,373
DIRECTV Group                                            258(b)                 6,376
                                                                      ---------------
Total                                                                          12,749
-------------------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                                    476                    4,917
Nucor                                                    140                    6,220
United States Steel                                      317                   11,330
                                                                      ---------------
Total                                                                          22,467
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Family Dollar Stores                                     303                    8,575
Kohl's                                                   236(b)                10,089
                                                                      ---------------
Total                                                                          18,664
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.3%)
Consolidated Edison                                      262                    9,804
PG&E                                                     430                   16,529
Xcel Energy                                              309                    5,689
                                                                      ---------------
Total                                                                          32,022
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

OIL, GAS & CONSUMABLE FUELS (11.6%)
Chevron                                                2,155                 $142,768
ConocoPhillips                                           894                   37,602
Hess                                                     224                   12,040
Marathon Oil                                             754                   22,718
Murphy Oil                                               181                    9,832
Occidental Petroleum                                     694                   45,671
Valero Energy                                            586                    9,898
                                                                      ---------------
Total                                                                         280,529
-------------------------------------------------------------------------------------

PHARMACEUTICALS (13.4%)
Forest Laboratories                                      352(b)                 8,839
Johnson & Johnson                                      2,040                  115,871
Merck & Co                                             1,472                   41,157
Pfizer                                                 7,483                  112,245
Schering-Plough                                        1,224                   30,747
Wyeth                                                    331                   15,024
                                                                      ---------------
Total                                                                         323,883
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
MEMC Electronic Materials                                250(b)                 4,453
-------------------------------------------------------------------------------------

SOFTWARE (0.8%)
Intuit                                                   490(b)                13,799
Symantec                                                 352(b)                 5,477
                                                                      ---------------
Total                                                                          19,276
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (6.3%)
Bed Bath & Beyond                                        159(b)                 4,889
Best Buy                                                 287                    9,612
Gap                                                      624                   10,234
Home Depot                                             3,703                   87,502
Lowe's Companies                                         883                   17,139
O'Reilly Automotive                                      230(b)                 8,758
Sherwin-Williams                                         233                   12,524
                                                                      ---------------
Total                                                                         150,658
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Coach                                                    190                    5,107
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
People's United Financial                                567                    8,528
-------------------------------------------------------------------------------------

TOBACCO (0.3%)
Lorillard                                                114                    7,726
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Sprint Nextel                                          1,247(b)                 5,998
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $2,550,302)                                                         $2,373,807
-------------------------------------------------------------------------------------





BONDS (0.3%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
BROKERAGE
Lehman Brothers Holdings Equity-Linked Notes (ELNs) Sr Unsecured
 09-14-08                            53.31%          $330(b,d,e)               $3,522
 10-02-08                            39.50            330(b,d,e)                4,362
                                                                      ---------------
Total                                                                           7,884
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $66,000)                                                                $7,884
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%                37,199(f)              $37,199
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $37,199)                                                               $37,199
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,653,501)(g)                                                      $2,418,890
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 1.3% of net assets.

(d)  This position is in bankruptcy.


--------------------------------------------------------------------------------
10  SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2009, was $7,884 representing 0.3% of net assets. Information concerning such security holdings at June 30, 2009, is as follows:

                                             ACQUISITION
     SECURITY                                   DATES           COST
     ----------------------------------------------------------------
     Lehman Brothers Holdings Equity-Linked
       Notes (ELNs)
       53.31% 2008                             03-07-08       $33,000
       39.50% 2008                             03-26-08        33,000


(f) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(g) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $2,654,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $140,000
     Unrealized depreciation                           (375,000)
     ----------------------------------------------------------
     Net unrealized depreciation                      $(235,000)
     ----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
     SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
12  SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                          FAIR VALUE AT JUNE 30, 2009
                           --------------------------------------------------------
                                LEVEL 1        LEVEL 2
                             QUOTED PRICES      OTHER        LEVEL 3
                               IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                              MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
-----------------------------------------------------------------------------------
Equity Securities
  Common Stocks                $2,373,807(a)       $--         $--       $2,373,807
-----------------------------------------------------------------------------------
Total Equity Securities         2,373,807           --          --        2,373,807
-----------------------------------------------------------------------------------
Bonds
  Corporate Debt
     Securities                        --        7,884          --            7,884
-----------------------------------------------------------------------------------
Total Bonds                            --        7,884          --            7,884
-----------------------------------------------------------------------------------
Other
  Affiliated Money Market
     Fund                          37,199(b)        --          --           37,199
-----------------------------------------------------------------------------------
Total Other                        37,199           --          --           37,199
-----------------------------------------------------------------------------------
Total                          $2,411,006       $7,884         $--       $2,418,890
-----------------------------------------------------------------------------------



(a) All industry classifications are identified in the Portfolio of Investments.

(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
     SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT  13

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $2,616,302)                $ 2,381,691
  Affiliated money market fund (identified cost $37,199)                37,199
------------------------------------------------------------------------------
Total investments in securities (identified cost $2,653,501)         2,418,890
Dividends and accrued interest receivable                                2,751
------------------------------------------------------------------------------
Total assets                                                         2,421,641
------------------------------------------------------------------------------
LIABILITIES
Accrued investment management services fees                                763
Accrued transfer agency fees                                               129
Accrued administrative services fees                                       129
Other accrued expenses                                                  17,024
------------------------------------------------------------------------------
Total liabilities                                                       18,045
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 2,403,596
------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.001 par value                                   $       390
Additional paid-in capital                                           6,052,330
Undistributed net investment income                                    118,681
Accumulated net realized gain (loss)                                (3,533,194)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          (234,611)
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 2,403,596
------------------------------------------------------------------------------
Shares outstanding                                                     389,582
------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock             $      6.17
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  32,464
Interest                                                               1,929
Income distributions from affiliated money market fund                    10
----------------------------------------------------------------------------
Total income                                                          34,403
----------------------------------------------------------------------------
Expenses:
Investment management services fees                                    4,478
Transfer agency fees                                                     212
Administrative services fees                                             212
Compensation of board members                                             38
Custodian fees                                                         2,879
Printing and postage                                                   1,629
Professional fees                                                      6,667
Other                                                                    469
----------------------------------------------------------------------------
Total expenses                                                        16,584
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                          (162)
----------------------------------------------------------------------------
Total net expenses                                                    16,422
----------------------------------------------------------------------------
Investment income (loss) -- net                                       17,981
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
----------------------------------------------------------------------------
Net realized gain (loss) on security transactions                   (187,760)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         121,812
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                (65,948)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ (47,967)
----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
     SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JUNE 30, 2009  DEC. 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                     $   17,981    $   101,862
Net realized gain (loss) on investments                               (187,760)    (2,445,408)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                                121,812         27,510
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                           (47,967)    (2,316,036)
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                                     --       (186,201)
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                           16,431        130,290
Net asset value of shares issued for reinvestment of
  distributions                                                             --        186,201
Payments for redemptions of shares                                    (211,985)      (866,634)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                        (195,554)      (550,143)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (243,521)    (3,052,380)
Net assets at beginning of period                                    2,647,117      5,699,497
---------------------------------------------------------------------------------------------
Net assets at end of period                                         $2,403,596    $ 2,647,117
---------------------------------------------------------------------------------------------
Undistributed net investment income                                 $  118,681    $   100,700
---------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    FISCAL PERIOD ENDED DEC. 31,
                                                   2009(h)       2008       2007       2006       2005       2004
Net asset value, beginning of period                $6.23       $12.19     $12.56     $10.87     $10.84      $9.72
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                       .15          .24        .34        .14        .10        .13
Net gains (losses) (both realized and
 unrealized)                                         (.21)       (5.73)      (.54)      1.70        .12       1.10
------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (.06)       (5.49)      (.20)      1.84        .22       1.23
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                                --         (.47)      (.17)      (.15)      (.19)      (.11)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.17        $6.23     $12.19     $12.56     $10.87     $10.84
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                             $2           $3         $6         $8         $8        $11
------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                            1.43%(d)     1.26%      1.12%       .90%       .86%       .69%
------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(e)                        1.42%(d)     1.26%      1.12%       .90%       .86%       .69%
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.55%(d)     2.45%      2.64%      1.14%       .95%      1.30%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               44%         131%       117%        96%        70%        43%
------------------------------------------------------------------------------------------------------------------
Total return(f)                                     (.96%)(g)  (45.07%)    (1.60%)    16.92%      2.03%     12.65%
------------------------------------------------------------------------------------------------------------------



NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g) Not annualized.
(h) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
     SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)

1. ORGANIZATION

Seligman Common Stock Portfolio (the Fund) is a series of Seligman Portfolios, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Fund offers Class 1 shares as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies. The Fund has 100 million authorized shares of capital stock. The Fund usually invests in the common stock of larger U.S. companies (e.g. companies with market capitalizations over $3 billion at the time of investment); however, it may invest in companies of any size. The Fund may also invest in fixed-income securities and cash equivalents.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations

--------------------------------------------------------------------------------
18  SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net assets value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.


--------------------------------------------------------------------------------
     SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

ILLIQUID SECURITIES
At June 30, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at June 30, 2009 was $7,884 representing 0.33% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.


--------------------------------------------------------------------------------
20  SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

OPTION TRANSACTIONS
The Fund may buy and write options traded on any U.S. or foreign exchange, or in the over-the-counter (OTC) market to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Fund may also buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or

--------------------------------------------------------------------------------
     SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. For OTC option contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. At June 30, 2009, the Fund had no outstanding written or purchased option contracts.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2009
At June 30, 2009, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009

      AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------


RISK EXPOSURE CATEGORY                                              OPTIONS
---------------------------------------------------------------------------
Equity contracts                                                   $(31,478)
---------------------------------------------------------------------------
Total                                                              $(31,478)
---------------------------------------------------------------------------




--------------------------------------------------------------------------------
22  SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN
                                     INCOME

--------------------------------------------------------------------------------



RISK EXPOSURE CATEGORY                                             OPTIONS
--------------------------------------------------------------------------
Equity contracts                                                   $30,878
--------------------------------------------------------------------------
Total                                                              $30,878
--------------------------------------------------------------------------


4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held, or sold. Effective May 11, 2009, the management fee is equal to 0.355% of the Fund's average daily net assets. Prior to May 11, 2009, the Investment Manager received a fee equal to 0.40% of the Fund's average daily net assets. The management fee for the six months ended June 30, 2009 was 0.39% of the Fund's average daily net assets. The reduction in the investment management services fee on May 11, 2009 is related to the elimination of the administrative portion of the management fee that is now being charged separately to the Fund through the Administrative Services Agreement with Ameriprise Financial. See Administrative services fees below for more information.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective May 11, 2009, the Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's net assets increase. For the period from May 11, 2009 to June 30, 2009, the fee was 0.02% of the Fund's average daily net assets for the six months ended June 30, 2009. Prior to May 11, 2009, Ameriprise Financial administered certain aspects of the Fund's business and other affairs for no additional fee. The fees payable under the Administrative Services Agreement beginning on May 11, 2009 are offset by corresponding decreases in the investment management fees charged to the Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as the Fund's prior administrative agent.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2009, other expenses paid to this company were $11.


--------------------------------------------------------------------------------
     SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency and Servicing agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Effective May 11, 2009, the Fund pays the Transfer Agent an annual rate of 0.06% of the Fund's average daily net assets.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the period from May 11, 2009 through June 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were 1.42% of the Fund's average daily net assets.

Effective May 11, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until April 30, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed 1.26% of the Fund's average daily net assets.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales or maturities of securities (other than short-term obligations) aggregated $1,017,232 and $1,195,104, respectively, for the six months ended June 30, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
24  SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JUNE 30, 2009   DEC. 31, 2008
----------------------------------------------------------------------
Sold                                          2,710          12,217
Reinvested distributions                         --          29,603
Redeemed                                    (38,034)        (84,322)
----------------------------------------------------------------------
Net increase (decrease)                     (35,324)        (42,502)
----------------------------------------------------------------------


7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $84,741 and $47,542, respectively, for the six months ended June 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2009, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

Under a credit facility which was effective until June 17, 2009, the Fund participated in a joint $200 million committed line of credit that was shared by substantially all funds in the Seligman Group of Investment Companies. The Board had limited the Fund's borrowings to 10% of its net assets. Borrowings pursuant to the credit facility were subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurred a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may have been drawn upon only for temporary purposes and was subject to certain other customary restrictions. The Fund had no borrowings for the period from Jan. 1, 2009 through June 17, 2009.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of options contracts, re-characterization of REIT distributions, post-October losses, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate

--------------------------------------------------------------------------------
     SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) was recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $1,519,433 at Dec. 31, 2008, that if not offset by capital gains will expire as follows:

2010          2011        2016
$519,960    $366,561    $632,912


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2008, the Fund had a post-October loss of $1,816,483 that is treated for income tax purposes as occurring on Jan. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

10. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Aug. 20, 2009, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment

--------------------------------------------------------------------------------
26  SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements

--------------------------------------------------------------------------------
     SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise

--------------------------------------------------------------------------------
28  SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
     SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT  29

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting seligman.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
30  SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

On March 11, 2009, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Dec. 31, 2008 and the year ended Dec. 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.


--------------------------------------------------------------------------------
     SELIGMAN PORTFOLIOS -- COMMON STOCK PORTFOLIO -- 2009 SEMIANNUAL REPORT  31

SELIGMAN COMMON STOCK PORTFOLIO
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are part of the
                           RiverSource Family of Funds, and are distributed by
                           RiverSource Fund Distributors, Inc., Member FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc. Seligman is an offering brand of RiverSource Investments.
(SELIGMAN LOGO)            (C)2009 RiverSource Investments, LLC.                              SL-9966 A (8/09)

Semiannual Report
                                                                 (SELIGMAN LOGO)

SELIGMAN PORTFOLIOS

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2009


SELIGMAN INTERNATIONAL
GROWTH PORTFOLIO

SELIGMAN INTERNATIONAL GROWTH PORTFOLIO SEEKS LONG-
TERM CAPITAL APPRECIATION.

Seligman International Growth Portfolio (the Fund) is a series of Seligman Portfolios, Inc.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or variable life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the accounts) that invests in the Fund.

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   16

Statement of Operations............   17

Statements of Changes in Net
  Assets...........................   18

Financial Highlights...............   19

Notes to Financial Statements......   20

Proxy Voting.......................   32

Change in Independent Registered
  Public Accounting Firm...........   33

Results of Meeting of
  Shareholders.....................   33



RIVERSOURCE FAMILY OF FUNDS
RiverSource Family of Funds includes funds branded
"RiverSource," "RiverSource Partners," "Seligman" and
"Threadneedle." These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
2  SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman International Growth Portfolio shares gained 3.99% for the six-month period ended June 30, 2009.

> The Fund underperformed its benchmark, the MSCI EAFE Growth Index, which gained 6.73% during the same six-month period.

> The Fund also underperformed its peer group, as represented by the Lipper
  International Multi-Cap Funds Average, which rose 14.67% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
Seligman International
  Growth Portfolio           +3.99%   -45.15%  -14.49%   -4.76%   -4.94%
-------------------------------------------------------------------------
MSCI EAFE Growth Index(1)
  (unmanaged)                +6.73%   -33.36%   -7.03%   +2.55%   -0.27%
-------------------------------------------------------------------------
MSCI EAFE Index(2)
  (unmanaged)                +8.42%   -30.96%   -7.51%   +2.79%   +1.59%
-------------------------------------------------------------------------
Lipper International
  Multi-Cap Growth Funds
  Average(3)                +14.67%   -32.86%   -7.30%   +2.07%   +1.59%
-------------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract, including any administration fees or sales charges. If reflected, returns would be lower than those shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, by visiting seligman.com or calling 1(800) 221-2450.

The performance of the indices does not reflect the effect of expenses. It is not possible to invest directly in an average or index.

(1) The Morgan Stanley Capital International (MSCI) EAFE Growth Index, an unmanaged index, is compiled from a composite of securities markets in Europe, Australasia and the Far East. The

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
                                                                       REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


    index represents the growth portion of the market capitalizations of each country index, determined by price/book value, from the standard MSCI country indices. The index covers the full range of developed, emerging and MSCI All Country indices, including Free indices where applicable. The Country Growth indices are aggregated into regional Growth indices to create the composite. The index reflects reinvestment of all distributions and changes in market prices.
(2) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper International Multi-Cap Growth Funds Average is an average of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-US Broad Market Index (BMI). Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-US BMI. The average reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
4  SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                    X     LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

COUNTRY DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Australia                                   1.0%
------------------------------------------------
Austria                                     0.4%
------------------------------------------------
Belgium                                     1.1%
------------------------------------------------
Brazil                                      2.1%
------------------------------------------------
Canada                                      4.1%
------------------------------------------------
China                                       4.7%
------------------------------------------------
Denmark                                     1.8%
------------------------------------------------
Finland                                     1.7%
------------------------------------------------
France                                      4.2%
------------------------------------------------
Germany                                     7.4%
------------------------------------------------
Hong Kong                                   1.6%
------------------------------------------------
India                                       0.7%
------------------------------------------------
Ireland                                     0.9%
------------------------------------------------
Israel                                      2.9%
------------------------------------------------
Japan                                       8.5%
------------------------------------------------
Luxembourg                                  2.4%
------------------------------------------------
Netherlands                                 8.8%
------------------------------------------------
Russia                                      1.8%
------------------------------------------------
South Africa                                1.1%
------------------------------------------------
Spain                                       4.0%
------------------------------------------------
Sweden                                      1.5%
------------------------------------------------
Switzerland                                13.8%
------------------------------------------------
Taiwan                                      1.0%
------------------------------------------------
United Kingdom                             18.8%
------------------------------------------------
Other(2)                                    3.7%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
                                                                       REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Teva Pharmaceutical Inds ADR (Israel)       2.9%
------------------------------------------------
Nestle (Switzerland)                        2.9%
------------------------------------------------
Koninklijke (Royal) KPN (Netherlands)       2.5%
------------------------------------------------
ArcelorMittal (Luxembourg)                  2.4%
------------------------------------------------
British American Tobacco (United Kingdom)   2.2%
------------------------------------------------
Vodafone Group (United Kingdom)             2.1%
------------------------------------------------
Metro (Germany)                             2.1%
------------------------------------------------
Credit Suisse Group (Switzerland)           2.1%
------------------------------------------------
Reckitt Benckiser Group (United Kingdom)    2.0%
------------------------------------------------
Roche Holding (Switzerland)                 2.0%
------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions.


--------------------------------------------------------------------------------
6  SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
                                                                       REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2009  JUNE 30, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,039.90        $10.12         2.00%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.88        $ 9.99         2.00%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +3.99% for the six months ended June 30, 2009.


--------------------------------------------------------------------------------
8  SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (95.4%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (1.0%)
CSL                                                       592                 $15,303
-------------------------------------------------------------------------------------

AUSTRIA (0.4%)
OMV                                                       157                   5,902
-------------------------------------------------------------------------------------

BELGIUM (1.1%)
Hansen Transmissions Intl                               6,518(b)               16,583
-------------------------------------------------------------------------------------

BRAZIL (2.1%)
Companhia Brasileira de Meios de Pagamento                300(b)                2,581
Itau Unibanco Banco Multipo ADR                         1,120                  17,730
Petroleo Brasileiro ADR                                   280                  11,474
                                                                      ---------------
Total                                                                          31,785
-------------------------------------------------------------------------------------

CANADA (4.1%)
Agnico-Eagle Mines                                        310                  16,269
Potash Corp of Saskatchewan                               180                  16,749
Research In Motion                                        210(b)               14,921
Suncor Energy                                             430                  13,078
                                                                      ---------------
Total                                                                          61,017
-------------------------------------------------------------------------------------

CHINA (4.6%)
ANTA Sports Products                                    9,000                  11,211
China Merchants Holdings Intl                           2,120                   6,072
China Zhongwang Holdings                               10,820(b)               14,855
Industrial & Commercial Bank of China Series
 H                                                     16,000                  11,083
Suntech Power Holdings ADR                                920(b)               16,432
Yingli Green Energy Holding ADR                           700(b)                9,485
                                                                      ---------------
Total                                                                          69,138
-------------------------------------------------------------------------------------

DENMARK (1.8%)
Carlsberg Series B                                        189                  12,126
Vestas Wind Systems                                       211(b)               15,144
                                                                      ---------------
Total                                                                          27,270
-------------------------------------------------------------------------------------

FINLAND (1.7%)
Nokia                                                   1,705                  24,972
-------------------------------------------------------------------------------------

FRANCE (4.1%)
BNP Paribas                                               365                  23,802
Renault                                                   471(b)               17,401
Technip                                                   228                  11,242
Ubisoft Entertainment                                     400(b)                9,783
                                                                      ---------------
Total                                                                          62,228
-------------------------------------------------------------------------------------

GERMANY (7.3%)
Daimler                                                   652                  23,622
Deutsche Bank                                             124                   7,544
Metro                                                     645                  30,834
Siemens                                                   394                  27,284
ThyssenKrupp                                              804                  20,052
                                                                      ---------------
Total                                                                         109,336
-------------------------------------------------------------------------------------

HONG KONG (1.6%)
Li & Fung                                               4,120                  11,001
Sun Hung Kai Properties                                 1,030                  12,791
                                                                      ---------------
Total                                                                          23,792
-------------------------------------------------------------------------------------

INDIA (0.7%)
HDFC Bank ADR                                             100                  10,313
-------------------------------------------------------------------------------------

IRELAND (0.9%)
Experian                                                1,848                  13,857
-------------------------------------------------------------------------------------

ISRAEL (2.9%)
Teva Pharmaceutical Inds ADR                              870                  42,926
-------------------------------------------------------------------------------------

JAPAN (8.4%)
Honda Motor                                               620                  17,061
Japan Tobacco                                               2                   6,253
Komatsu                                                 1,260                  19,459
Mitsubishi UFJ Financial Group                          1,800                  11,117
Nippon Electric Glass                                   1,030                  11,518
Panasonic                                               1,140                  15,363
Rakuten                                                    28                  16,877


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
                                                                       REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
SoftBank                                                1,030                 $20,071
Sumitomo Mitsui Financial Group                           210                   8,500
                                                                      ---------------
Total                                                                         126,219
-------------------------------------------------------------------------------------

LUXEMBOURG (2.4%)
ArcelorMittal                                           1,070                  35,395
-------------------------------------------------------------------------------------

NETHERLANDS (8.7%)
ASML Holding                                            1,164                  25,228
Koninklijke (Royal) KPN                                 2,678                  36,949
Koninklijke Ahold                                       1,884                  21,719
Qiagen                                                  1,550(b)               28,718
Unilever                                                  781                  18,889
                                                                      ---------------
Total                                                                         131,503
-------------------------------------------------------------------------------------

RUSSIA (1.8%)
Gazprom ADR                                               533                  10,823
Vimpel-Communications ADR                               1,340(b)               15,772
                                                                      ---------------
Total                                                                          26,595
-------------------------------------------------------------------------------------

SOUTH AFRICA (1.1%)
Impala Platinum Holdings                                  765                  16,931
-------------------------------------------------------------------------------------

SPAIN (4.0%)
Banco Santander                                         2,176                  26,303
Red Electrica de Espana                                   564                  25,565
Telefonica                                                353                   8,016
                                                                      ---------------
Total                                                                          59,884
-------------------------------------------------------------------------------------

SWEDEN (1.5%)
Lundin Petroleum                                          768(b)                5,975
Telefonaktiebolaget LM Ericsson Series B                1,621                  15,978
                                                                      ---------------
Total                                                                          21,953
-------------------------------------------------------------------------------------

SWITZERLAND (13.6%)
Credit Suisse Group                                       671                  30,749
Julius Baer Holding                                       527                  20,501
Nestle                                                  1,127                  42,563
Nobel Biocare Holding                                     906                  19,831
Roche Holding                                             216                  29,437
Sonova Holding                                            174                  14,172
Swatch Group                                               64                  10,303
UBS                                                     1,180(b)               14,492
Xstrata                                                 2,139                  23,243
                                                                      ---------------
Total                                                                         205,291
-------------------------------------------------------------------------------------

TAIWAN (1.0%)
HTC                                                     1,030                  14,477
-------------------------------------------------------------------------------------

UNITED KINGDOM (18.6%)
ARM Holdings                                           10,915                  21,538
AstraZeneca                                               345                  15,210
Autonomy                                                  602(b)               14,262
British American Tobacco                                1,186                  32,735
Burberry Group                                          1,152                   8,028
Eurasian Natural Resources                              1,391                  15,051
HSBC Holdings                                           3,320                  27,655
Imperial Tobacco Group                                  1,105                  28,757
Kingfisher                                              7,744                  22,717
Michael Page Intl                                       3,022                  11,880
Reckitt Benckiser Group                                   653                  29,818
Standard Chartered                                      1,098                  20,643
Vodafone Group                                         15,936                  30,990
                                                                      ---------------
Total                                                                         279,284
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,319,601)                                                         $1,431,954
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%                55,147(d)              $55,147
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $55,147)                                                               $55,147
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,374,748)(e)                                                      $1,487,101
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at June 30, 2009:

                                            PERCENTAGE OF
INDUSTRY                                      NET ASSETS       VALUE
-----------------------------------------------------------------------
Automobiles                                       3.9%          $58,084
Beverages                                         0.8            12,126
Biotechnology                                     1.0            15,303
Capital Markets                                   4.9            73,286
Chemicals                                         1.1            16,749
Commercial Banks                                 10.5           157,146
Communications Equipment                          3.7            55,871
Computers & Peripherals                           1.0            14,477
Distributors                                      0.7            11,001
Diversified Financial Services                    0.2             2,581
Diversified Telecommunication Services            4.1            60,737
Electric Utilities                                1.7            25,565
Electrical Equipment                              2.7            41,061
Electronic Equipment, Instruments &
  Components                                      0.8            11,518
Energy Equipment & Services                       0.7            11,242
Food & Staples Retailing                          3.5            52,553
Food Products                                     4.1            61,452
Health Care Equipment & Supplies                  2.3            34,003
Household Durables                                1.0            15,363
Household Products                                2.0            29,818
Industrial Conglomerates                          1.8            27,284
Internet & Catalog Retail                         1.1            16,877
Life Sciences Tools & Services                    1.9            28,718
Machinery                                         2.4            36,042
Metals & Mining                                   9.5           141,796
Oil, Gas & Consumable Fuels                       3.1            47,252
Pharmaceuticals                                   5.8            87,573
Professional Services                             1.7            25,737
Real Estate Management & Development              0.9            12,791
Semiconductors & Semiconductor Equipment          3.1            46,766
Software                                          1.6            24,045
Specialty Retail                                  1.5            22,717
Textiles, Apparel & Luxury Goods                  2.0            29,542
Tobacco                                           4.5            67,745
Transportation Infrastructure                     0.4             6,072
Wireless Telecommunication Services               3.4            51,061
Other(1)                                          3.7            55,147
-----------------------------------------------------------------------
Total                                                        $1,487,101
-----------------------------------------------------------------------


(1) Cash & Cash Equivalents.


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
                                                                      REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2009



                             CURRENCY TO         CURRENCY TO     UNREALIZED     UNREALIZED
EXCHANGE DATE               BE DELIVERED         BE RECEIVED    APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------
July 1, 2009                           22,843          32,147        $104               $--
                       European Monetary Unit     U.S. Dollar
-------------------------------------------------------------------------------------------
July 1, 2009                          634,961           6,588          --                (5)
                                 Japanese Yen     U.S. Dollar
-------------------------------------------------------------------------------------------
July 2, 2009                            5,555           3,354          --               (38)
                                  U.S. Dollar   British Pound
-------------------------------------------------------------------------------------------
Total                                                                $104              $(43)
-------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(e) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $1,375,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $135,000
     Unrealized depreciation                           (23,000)
     ---------------------------------------------------------
     Net unrealized appreciation                      $112,000
     ---------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
12  SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
                                                                      REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                         FAIR VALUE AT JUNE 30, 2009
                           -------------------------------------------------------
                                LEVEL 1        LEVEL 2
                             QUOTED PRICES      OTHER        LEVEL 3
                               IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                              MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
----------------------------------------------------------------------------------
Equity Securities
  Common Stocks                $220,541(a)    $1,211,413(b)    $--      $1,431,954
----------------------------------------------------------------------------------
Total Equity Securities         220,541        1,211,413        --       1,431,954
----------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund                         55,147(c)            --        --          55,147
----------------------------------------------------------------------------------
Total Other                      55,147               --        --          55,147
----------------------------------------------------------------------------------
Investments in Securities       275,688        1,211,413        --       1,487,101
Other Financial
  Instruments                        --               61(d)     --              61
----------------------------------------------------------------------------------
Total                          $275,688       $1,211,474       $--      $1,487,162
----------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Indicates certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. All industry classifications are identified in the Portfolio of Investments.
(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.
(d) Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation (depreciation) on the instrument.



--------------------------------------------------------------------------------
14  SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
                                                                      REPORT  15

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $1,319,601)                $ 1,431,954
  Affiliated money market fund (identified cost $55,147)                55,147
------------------------------------------------------------------------------
Total investments in securities (identified cost $1,374,748)         1,487,101
Foreign currency holdings (identified cost $108)                           107
Dividends and accrued interest receivable                                4,364
Receivable for investment securities sold                               38,637
Reclaims receivable                                                      8,475
Unrealized appreciation on forward foreign currency contracts              104
------------------------------------------------------------------------------
Total assets                                                         1,538,788
------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                             86
Payable for investment securities purchased                              7,815
Unrealized depreciation on forward foreign currency contracts               43
Accrued investment management services fees                              1,282
Accrued transfer agency fees                                                81
Accrued administrative services fees                                       108
Other accrued expenses                                                  27,649
------------------------------------------------------------------------------
Total liabilities                                                       37,064
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 1,501,724
------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.001 par value                                   $       192
Additional paid-in capital                                           3,694,290
Undistributed net investment income                                     12,605
Accumulated net realized gain (loss)                                (2,318,862)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                           113,499
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 1,501,724
------------------------------------------------------------------------------
Shares outstanding                                                     192,238
------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock             $      7.81
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  30,426
Interest                                                                  15
Income distributions from affiliated money market fund                    31
  Less foreign taxes withheld                                         (3,177)
----------------------------------------------------------------------------
Total income                                                          27,295
----------------------------------------------------------------------------
Expenses:
Investment management services fees                                    6,980
Transfer agency fees                                                     133
Administrative services fees                                             177
Compensation of board members                                             23
Custodian fees                                                        37,564
Printing and postage                                                   6,475
Professional fees                                                     10,437
Other                                                                    387
----------------------------------------------------------------------------
Total expenses                                                        62,176
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                       (47,985)
----------------------------------------------------------------------------
Total net expenses                                                    14,191
----------------------------------------------------------------------------
Investment income (loss) -- net                                       13,104
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (183,545)
  Foreign currency transactions                                          (71)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                             (183,616)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 212,922
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                 29,306
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $  42,410
----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
                                                                      REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2009  DEC. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                          $   13,104    $    (6,669)
Net realized gain (loss) on investments                                    (183,616)    (1,661,393)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                        212,922       (705,291)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              42,410     (2,373,353)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                34,810        165,746
Payments for redemptions of shares                                         (148,939)      (772,441)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions          (114,129)      (606,695)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                     (71,719)    (2,980,048)
Net assets at beginning of period                                         1,573,443      4,553,491
--------------------------------------------------------------------------------------------------
Net assets at end of period                                              $1,501,724    $ 1,573,443
--------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                                 $   12,605    $      (499)
--------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    Fiscal period ended Dec. 31,
                                                  2009(h)       2008       2007       2006       2005       2004
Net asset value, beginning of period               $7.51       $17.64     $14.38     $11.66     $11.10      $8.97
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      .07         (.03)      (.02)      (.07)      (.03)      (.04)
Net gains (losses) (both realized and
 unrealized)                                         .23       (10.10)      3.28       2.79        .59       2.21
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     .30       (10.13)      3.26       2.72        .56       2.17
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  --           --         --         --         --       (.04)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $7.81        $7.51     $17.64     $14.38     $11.66     $11.10
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $2           $2         $5         $4         $4         $4
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                           8.77%(d)     4.63%      4.02%      3.94%      5.05%      4.08%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(e)                       2.00%(d)     2.00%      2.00%      2.00%      2.00%      2.00%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.85%(d)     (.22%)     (.15%)     (.54%)     (.24%)     (.40%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             190%         365%       235%       166%       189%       214%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                    3.99%(g)   (57.43%)    22.67%     23.33%      5.04%     24.19%
-----------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g) Not annualized.
(h) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
                                                                      REPORT  19

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)

1. ORGANIZATION

Seligman International Growth Portfolio (the Fund) is a series of Seligman Portfolios, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Fund offers Class 1 Shares as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies. The Fund has 100 million authorized shares of capital stock. The Fund invests primarily in high-quality, large and mid-capitalization growth companies ($1 billion or more at the time of initial purchase by the Fund) that are considered leaders in their industries, emphasizing those industries that are growing on a global basis.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations

--------------------------------------------------------------------------------
20  SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At June 30, 2009, foreign currency holdings in the Fund consisted of multiple denominations.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
                                                                      REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices.

--------------------------------------------------------------------------------
22  SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the foreign currency contract is closed.

The risks of foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount reflected in the Statement of Assets and Liabilities. The gross notional amount of these contracts was $44,000 at June 30, 2009. The fair value of such contracts on June 30, 2009 is set forth in the table below.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
                                                                      REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2009


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------
Foreign exchange     Unrealized                       Unrealized
  contracts          appreciation on                  depreciation on
                     forward foreign                  forward foreign
                     currency contracts      $104     currency contracts       $43
-------------------------------------------------------------------------------------
Total                                        $104                              $43
-------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2009


   AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                    FORWARD CURRENCY CONTRACTS
--------------------------------------------------------------------
Foreign exchange contracts                          $(2,782)
--------------------------------------------------------------------
Total                                               $(2,782)
--------------------------------------------------------------------



    CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES
                           RECOGNIZED IN INCOME
--------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                    FORWARD CURRENCY CONTRACTS
--------------------------------------------------------------------
Foreign exchange contracts                            $61
--------------------------------------------------------------------
Total                                                 $61
--------------------------------------------------------------------


4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held, or sold. Effective May 11, 2009, the management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.95% to 0.86% annually as the Fund's assets increase. Prior to May 11, 2009, the Investment Manager received a fee equal to a percentage of the Fund's average daily net assets that declined from 1.00% to 0.90% annually as the Fund's assets increased. The management fee for the six months ended June 30, 2009 was 0.99% of the Fund's average daily net assets. The reduction in the investment management services fee schedule on May 11, 2009 is related to the elimination of the administrative portion of the management fee that is now being charged separately to the Fund through the Administrative Services Agreement with Ameriprise Financial. See Administrative services fees below for more information.


--------------------------------------------------------------------------------
24  SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Wellington Management Company, LLP to subadvise the assets of the Fund.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective May 11, 2009, the Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. For the period from May 11, 2009 to June 30, 2009, the fee was 0.03% of the Fund's average daily net assets for the six months ended June 30, 2009. Prior to May 11, 2009, Ameriprise Financial administered certain aspects of the Fund's business and other affairs for no additional fee. The fees payable under the Administrative Services Agreement beginning on May 11, 2009 are offset by corresponding decreases in the investment management fees charged to the Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as the Fund's prior administrative agent.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2009, other expenses paid to this company were $6.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency and Servicing agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Effective May 11, 2009, the Fund pays the Transfer Agent an annual rate of 0.06% of the Fund's average daily net assets.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
                                                                      REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

(excluding fees and expenses of acquired funds*) were 2.00% of the Fund's average daily net assets.

Under an agreement that was effective until May 10, 2009, the Investment Manager contractually agreed to waive certain fees and reimburse certain expenses such that "other expenses" (those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses), would not exceed 1.00% per annum of the Fund's average daily net assets.

Effective May 11, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until April 30, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed 2.00% of the Fund's average daily net assets.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.)

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales or maturities of securities (other than short-term obligations) aggregated $2,659,965 and $2,809,893, respectively, for the six months ended June 30, 2009. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                     SIX MONTHS ENDED    YEAR ENDED
                                       JUNE 30, 2009   DEC. 31, 2008
--------------------------------------------------------------------
Sold                                        5,006          11,174
Redeemed                                  (22,343)        (59,688)
--------------------------------------------------------------------
Net increase (decrease)                   (17,337)        (48,514)
--------------------------------------------------------------------


7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares

--------------------------------------------------------------------------------
26  SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



of RiverSource Short-Term Cash Fund aggregated $665,858 and $610,711, respectively, for the six months ended June 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2009, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

Under a credit facility which was effective until June 17, 2009, the Fund participated in a joint $200 million committed line of credit that was shared by substantially all funds in the Seligman Group of Investment Companies. The Board had limited the Fund's borrowings to 10% of its net assets. Borrowings pursuant to the credit facility were subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurred a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may have been drawn upon only for temporary purposes and was subject to certain other customary restrictions. The Fund had no borrowings for the period from Jan. 1, 2009 through June 17, 2009.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) was recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $1,806,932 at Dec. 31, 2008, that if not offset by capital gains will expire as follows:


  2010         2016
$481,074    $1,325,858


Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses and

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
                                                                      REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

net currency losses realized between Nov. 1 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2008, the Fund had a post-October loss of $263,894 that is treated for income tax purposes as occurring on Jan. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

10. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Aug. 20, 2009, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

11. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court

--------------------------------------------------------------------------------
28  SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
                                                                      REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts

--------------------------------------------------------------------------------
30  SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
                                                                      REPORT  31

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting seligman.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
32  SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

On March 11, 2009, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Dec. 31, 2008 and the year ended Dec. 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

RESULTS OF MEETING OF SHAREHOLDERS  --------------------------------------------

SELIGMAN INTERNATIONAL GROWTH PORTFOLIO (THE FUND)
SPECIAL MEETING OF SHAREHOLDERS HELD ON JUNE 2, 2009
(UNAUDITED)
A brief description of the proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposal is set forth below. A vote is based on total number of shares outstanding in the Fund.

To approve a policy authorizing RiverSource Investments, LLC, with the approval of the Board of Directors, to enter into and materially amend a subadvisory agreement, without obtaining shareholder approval.

                           SHARES VOTED
 SHARES VOTED "FOR"          "AGAINST"            ABSTENTIONS        BROKER NON-VOTES
---------------------------------------------------------------------------------------
     187,668.601             2,336.956             5,911.004               0.000




--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INTERNATIONAL GROWTH PORTFOLIO -- 2009 SEMIANNUAL
                                                                      REPORT  33

SELIGMAN INTERNATIONAL GROWTH PORTFOLIO
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are part of the
                           RiverSource Family of Funds, and are distributed by
                           RiverSource Fund Distributors, Inc., Member FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc. Seligman is an offering brand of RiverSource Investments.
(SELIGMAN LOGO)            (C)2009 RiverSource Investments, LLC.                              SL-9967 A (8/09)

Semiannual Report
                                                                 (SELIGMAN LOGO)

SELIGMAN PORTFOLIOS

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2009


SELIGMAN
CAPITAL PORTFOLIO

SELIGMAN CAPITAL PORTFOLIO SEEKS CAPITAL
APPRECIATION.

Seligman Capital Portfolio (the Fund) is a series of Seligman Portfolios, Inc.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or variable life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the accounts) that invests in the Fund.

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   14

Statement of Operations............   15

Statements of Changes in Net
  Assets...........................   16

Financial Highlights...............   17

Notes to Financial Statements......   18

Proxy Voting.......................   27

Change in Independent Registered
  Public Accounting Firm...........   28



RIVERSOURCE FAMILY OF FUNDS
RiverSource Family of Funds includes funds branded
"RiverSource," "RiverSource Partners," "Seligman" and
"Threadneedle." These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
2  SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Capital Portfolio Class 1 shares gained 18.83% for the six-month period ended June 30, 2009.

> The Fund outperformed its benchmark, the Russell(R) Midcap Growth Index, which gained 16.61% during the same six-month period.

> The Fund also outperformed its peer group, as represented by the Lipper Mid-
  Cap Growth Funds Average, which rose 13.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                SINCE
                                                                             INCEPTION**
                             6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS    8/30/00
----------------------------------------------------------------------------------------
Seligman Capital Portfolio
  Class 1                     +18.83%   -37.71%   -8.26%   -2.63%   +0.96%         N/A
----------------------------------------------------------------------------------------
  Class 2                     +18.76%   -37.87%   -8.50%   -2.87%      N/A      -6.63%
----------------------------------------------------------------------------------------
Russell Midcap Growth
  Index(1)
  (unmanaged)                 +16.61%   -30.33%   -7.93%   -0.44%   +0.02%      -4.92%
----------------------------------------------------------------------------------------
Lipper Mid-Cap Growth Funds
  Average(2)                  +13.08%   -31.53%   -8.27%   -1.19%   +0.64%      -4.14%
----------------------------------------------------------------------------------------


*   Not annualized.

**  For classes with less than 10 years performance.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown for Class 1 and Class 2 shares vary from each other because of differences in expenses but do not reflect expenses that apply to the subaccount or the annuity or life insurance contract, including any administration fees or sales charges. If reflected, returns would be lower than those shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, by visiting seligman.com or calling 1(800) 221-2450.

The performance of the index does not reflect the effect of expenses. It is not possible to invest directly in an average or index.


--------------------------------------------------------------------------------
           SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------



(1) The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values, as determined by the Frank Russell Company. The stocks are also members of the Russell 1000 Growth Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mid-Cap Growth Funds Average is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity large-cap floor. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. The average reflects reinvestment of all dividends and changes in market prices.


--------------------------------------------------------------------------------
4  SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                    X     MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     16.3%
------------------------------------------------
Consumer Staples                            1.1%
------------------------------------------------
Energy                                      8.1%
------------------------------------------------
Financials                                  6.7%
------------------------------------------------
Health Care                                13.3%
------------------------------------------------
Industrials                                14.6%
------------------------------------------------
Information Technology                     27.6%
------------------------------------------------
Materials                                   4.6%
------------------------------------------------
Telecommunication Services                  2.3%
------------------------------------------------
Utilities                                   2.1%
------------------------------------------------
Other(2)                                    3.3%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

    The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Investments in mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
           SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
--------------------------------------------------------------------

SAVVIS                                      4.5%
------------------------------------------------
Macrovision Solutions                       4.2%
------------------------------------------------
Coinstar                                    3.5%
------------------------------------------------
Microsemi                                   3.0%
------------------------------------------------
FTI Consulting                              2.9%
------------------------------------------------
Marvell Technology Group                    2.9%
------------------------------------------------
McAfee                                      2.2%
------------------------------------------------
Prudential Financial                        2.2%
------------------------------------------------
Noble Energy                                2.2%
------------------------------------------------
Yum! Brands                                 1.7%
------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees and other expenses; distribution and service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expense of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


--------------------------------------------------------------------------------
           SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 JAN. 1, 2009  JUNE 30, 2009  THE PERIOD(a)  THE PERIOD(b)
------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,188.30        $8.36          $8.41
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.16        $7.70          $7.75
------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,187.60        $9.17          $9.22
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.41        $8.45          $8.50
------------------------------------------------------------------------------------------



ANNUALIZED EXPENSE RATIOS

                                    FUND'S     ACQUIRED FUND
                                  ANNUALIZED      FEES AND    NET FUND
                                EXPENSE RATIO   EXPENSES(b)   EXPENSES
----------------------------------------------------------------------
Class 1                             1.54%           .01%        1.55%
----------------------------------------------------------------------
Class 2                             1.69%           .01%        1.70%
----------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended June 30, 2009: +18.83% for Class 1 and +18.76% for Class 2.


--------------------------------------------------------------------------------
8  SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (96.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.5%)
ITT                                                     1,950                 $86,775
Precision Castparts                                     1,100                  80,333
                                                                      ---------------
Total                                                                         167,108
-------------------------------------------------------------------------------------

AIRLINES (0.5%)
Delta Air Lines                                         5,760(b)               33,350
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.6%)
Alexion Pharmaceuticals                                   940(b)               38,653
Vertex Pharmaceuticals                                  1,800(b)               64,152
                                                                      ---------------
Total                                                                         102,805
-------------------------------------------------------------------------------------

CHEMICALS (2.4%)
Celanese Series A                                       1,300                  30,875
Ecolab                                                    800                  31,192
Potash Corp of Saskatchewan                             1,050(c)               97,703
                                                                      ---------------
Total                                                                         159,770
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.3%)
GEO Group                                               4,600(b)               85,468
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.0%)
Blue Coat Systems                                       5,220(b)               86,339
Brocade Communications Systems                         13,340(b)              104,319
F5 Networks                                             2,210(b)               76,444
                                                                      ---------------
Total                                                                         267,102
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.0%)
Fluor                                                     800                  41,032
Foster Wheeler                                          2,580(b)               61,275
Quanta Services                                         1,260(b)               29,144
                                                                      ---------------
Total                                                                         131,451
-------------------------------------------------------------------------------------

CONSUMER FINANCE (1.6%)
Discover Financial Services                            10,290                 105,678
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (7.5%)
Apollo Group Cl A                                       1,600(b)              113,792
Coinstar                                                8,650(b)              230,955
Corinthian Colleges                                     2,910(b)               49,266
DeVry                                                   2,060                 103,082
                                                                      ---------------
Total                                                                         497,095
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.8%)
CME Group                                                 110                  34,222
Interactive Brokers Group Cl A                          5,510(b)               85,570
                                                                      ---------------
Total                                                                         119,792
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
Qwest Communications Intl                              21,600                  89,640
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.6%)
ITC Holdings                                            2,400                 108,864
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.3%)
General Cable                                           2,350(b)               88,313
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.8%)
Cameron Intl                                            2,600(b)               73,580
Natl Oilwell Varco                                      1,010(b)               32,987
Noble                                                   3,770                 114,043
Weatherford Intl                                        4,890(b,c)             95,648
                                                                      ---------------
Total                                                                         316,258
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Archer-Daniels-Midland                                    650                  17,401
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.0%)
Alcon                                                     840(c)               97,541
Beckman Coulter                                           559                  31,941
NuVasive                                                1,530(b)               68,238
                                                                      ---------------
Total                                                                         197,720
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (4.2%)
AmerisourceBergen                                       2,360                 $41,866
Community Health Systems                                2,400(b)               60,600
Express Scripts                                         1,480(b)              101,751
WellPoint                                               1,370(b)               69,719
                                                                      ---------------
Total                                                                         273,936
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.9%)
Cerner                                                    920(b)               57,307
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.9%)
Bally Technologies                                      2,550(b)               76,296
Yum! Brands                                             3,470                 115,690
                                                                      ---------------
Total                                                                         191,986
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.8%)
Lennar Cl A                                             7,000                  67,830
Meritage Homes                                          2,750(b)               51,865
NVR                                                       130(b)               65,311
                                                                      ---------------
Total                                                                         185,006
-------------------------------------------------------------------------------------

INSURANCE (3.3%)
AFLAC                                                   1,380                  42,904
Principal Financial Group                               1,629                  30,690
Prudential Financial                                    3,875                 144,228
                                                                      ---------------
Total                                                                         217,822
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (5.2%)
Equinix                                                   690(b)               50,191
SAVVIS                                                 25,686(b)              294,361
                                                                      ---------------
Total                                                                         344,552
-------------------------------------------------------------------------------------

IT SERVICES (2.8%)
Cognizant Technology Solutions Cl A                     3,200(b)               85,440
MasterCard Cl A                                           590                  98,713
                                                                      ---------------
Total                                                                         184,153
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.8%)
Illumina                                                1,540(b)               59,968
Life Technologies                                       1,470(b)               61,328
                                                                      ---------------
Total                                                                         121,296
-------------------------------------------------------------------------------------

MACHINERY (1.7%)
Cummins                                                   950                  33,450
Joy Global                                              2,190                  78,226
                                                                      ---------------
Total                                                                         111,676
-------------------------------------------------------------------------------------

METALS & MINING (2.2%)
Agnico-Eagle Mines                                      1,790(c)               93,939
United States Steel                                     1,400                  50,036
                                                                      ---------------
Total                                                                         143,975
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.5%)
Big Lots                                                2,540(b)               53,416
Kohl's                                                  1,100(b)               47,025
                                                                      ---------------
Total                                                                         100,441
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Public Service Enterprise Group                           900                  29,367
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.3%)
Massey Energy                                           1,340                  26,184
Noble Energy                                            2,420                 142,707
Southwestern Energy                                     1,300(b)               50,505
                                                                      ---------------
Total                                                                         219,396
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.9%)
Mead Johnson Nutrition Cl A                             1,800(b)               57,186
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.9%)
Allergan                                                  800                  38,064
King Pharmaceuticals                                    3,740(b)               36,016
Mylan                                                   3,820(b)               49,851
                                                                      ---------------
Total                                                                         123,931
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (3.0%)
FTI Consulting                                          3,840(b)              194,765
-------------------------------------------------------------------------------------

ROAD & RAIL (1.4%)
CSX                                                     2,130                  73,762
JB Hunt Transport Services                                560                  17,097
                                                                      ---------------
Total                                                                          90,859
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.8%)
Intersil Cl A                                           7,600                 $95,532
Marvell Technology Group                               16,560(b,c)            192,758
MEMC Electronic Materials                               1,740(b)               30,989
Microsemi                                              14,300(b)              197,340
                                                                      ---------------
Total                                                                         516,619
-------------------------------------------------------------------------------------

SOFTWARE (7.8%)
BMC Software                                            2,550(b)               86,165
Macrovision Solutions                                  12,822(b)              279,647
McAfee                                                  3,500(b)              147,664
                                                                      ---------------
Total                                                                         513,476
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.6%)
Sherwin-Williams                                        1,950                 104,813
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.9%)
Aegean Marine Petroleum Network                         3,990(c)               60,249
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.0%)
NII Holdings                                            1,900(b)               36,233
SBA Communications Cl A                                 1,100(b)               26,994
                                                                      ---------------
Total                                                                          63,227
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $6,026,014)                                                         $6,393,853
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%               220,163(d)             $220,163
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $220,163)                                                             $220,163
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,246,177)(e)                                                      $6,614,016
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 9.7% of net assets.

(d) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(e) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $6,246,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $682,000
     Unrealized depreciation                           (314,000)
     ----------------------------------------------------------
     Net unrealized appreciation                       $368,000
     ----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
          SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
12  SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                             FAIR VALUE AT JUNE 30, 2009
                               -------------------------------------------------------
                                    LEVEL 1        LEVEL 2
                                 QUOTED PRICES      OTHER        LEVEL 3
                                   IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                  MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                    IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                   $6,393,853(a)      $--           $--      $6,393,853
--------------------------------------------------------------------------------------
Total Equity Securities            6,393,853          --            --       6,393,853
--------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund                             220,163(b)       --            --         220,163
--------------------------------------------------------------------------------------
Total Other                          220,163          --            --         220,163
--------------------------------------------------------------------------------------
Total                             $6,614,016         $--           $--      $6,614,016
--------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.

(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
          SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT  13

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $6,026,014)                       $  6,393,853
  Affiliated money market fund (identified cost $220,163)                      220,163
--------------------------------------------------------------------------------------
Total investments in securities (identified cost $6,246,177)                 6,614,016
Capital shares receivable                                                           20
Dividends and accrued interest receivable                                        1,298
Receivable for investment securities sold                                        8,848
--------------------------------------------------------------------------------------
Total assets                                                                 6,624,182
--------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                           1,765
Accrued investment management services fees                                      2,097
Accrued distribution fees                                                          931
Accrued transfer agency fees                                                       354
Accrued administrative services fees                                               354
Other accrued expenses                                                          22,821
--------------------------------------------------------------------------------------
Total liabilities                                                               28,322
--------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $  6,595,860
--------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.001 par value                                          $        634
Additional paid-in capital                                                  16,326,842
Net operating loss                                                             (26,749)
Accumulated net realized gain (loss)                                       (10,072,706)
Unrealized appreciation (depreciation) on investments                          367,839
--------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $  6,595,860
--------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                            NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class 1                     $2,425,727              230,074                      $10.54
Class 2                     $4,170,133              403,931                      $10.32
---------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $   22,175
Income distributions from affiliated money market fund                94
  Less foreign taxes withheld                                       (970)
------------------------------------------------------------------------
Total income                                                      21,299
------------------------------------------------------------------------
Expenses:
Investment management services fees                               11,422
Distribution fees -- Class 2                                       4,600
Transfer agency fees
  Class 1                                                          4,824
  Class 2                                                            545
Administrative services fees                                         577
Compensation of board members                                         99
Custodian fees                                                     6,522
Printing and postage                                              11,075
Professional fees                                                  6,947
Other                                                                896
------------------------------------------------------------------------
Total net expenses                                                47,507
------------------------------------------------------------------------
Investment income (loss) -- net                                  (26,208)
------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions               (723,484)
Net change in unrealized appreciation (depreciation) on
  investments                                                  1,784,651
------------------------------------------------------------------------
Net gain (loss) on investments                                 1,061,167
------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $1,034,959
------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JUNE 30, 2009  DEC. 31, 2008
                                                                   (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                     $  (26,208)   $   (72,460)
Net realized gain (loss) on investments                               (723,484)    (3,182,383)
Net change in unrealized appreciation (depreciation) on
  investments                                                        1,784,651     (1,775,876)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                         1,034,959     (5,030,719)
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class 1 shares                                                         5,933         68,375
  Class 2 shares                                                       386,089      1,804,456
Payments for redemptions
  Class 1 shares                                                      (251,073)      (913,055)
  Class 2 shares                                                      (359,263)      (998,243)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                        (218,314)       (38,467)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                816,645     (5,069,186)
Net assets at beginning of period                                    5,779,215     10,848,401
---------------------------------------------------------------------------------------------
Net assets at end of period                                         $6,595,860    $ 5,779,215
---------------------------------------------------------------------------------------------
Net operating loss                                                  $  (26,749)   $      (541)
---------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS 1
PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                    FISCAL PERIOD ENDED DEC. 31,
                                                  2009(g)       2008       2007       2006       2005       2004
Net asset value, beginning of period                $8.87      $17.03     $14.62     $13.78     $12.25     $11.28
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      (.03)       (.10)      (.14)      (.05)      (.06)      (.05)
Net gains (losses) (both realized and
 unrealized)                                         1.70       (8.06)      2.55        .89       1.59       1.02
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.67       (8.16)      2.41        .84       1.53        .97
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.54       $8.87     $17.03     $14.62     $13.78     $12.25
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2          $2         $5         $6         $8        $10
-----------------------------------------------------------------------------------------------------------------
Total expenses(c)                                   1.54%(d)    1.32%      1.18%      1.05%      1.03%       .92%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (.78%)(d)   (.71%)     (.83%)     (.33%)     (.50%)     (.46%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               83%        240%       196%       203%       174%       213%
-----------------------------------------------------------------------------------------------------------------
Total return(e)                                    18.83%(f)  (47.92%)    16.48%      6.10%     12.49%      8.60%
-----------------------------------------------------------------------------------------------------------------


CLASS 2
PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                    FISCAL PERIOD ENDED DEC. 31,
                                                  2009(g)       2008       2007       2006       2005       2004
Net asset value, beginning of period                $8.69      $16.74     $14.40     $13.61     $12.13     $11.20
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      (.04)       (.13)      (.18)      (.08)      (.09)      (.08)
Net gains (losses) (both realized and
 unrealized)                                         1.67       (7.92)      2.52        .87       1.57       1.01
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.63       (8.05)      2.34        .79       1.48        .93
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.32       $8.69     $16.74     $14.40     $13.61     $12.13
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $4          $3         $5         $5         $5         $5
-----------------------------------------------------------------------------------------------------------------
Total expenses(c)                                   1.69%(d)    1.57%      1.43%      1.30%      1.28%      1.17%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (.97%)(d)   (.96%)    (1.08%)     (.58%)     (.75%)     (.71%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               83%        240%       196%       203%       174%       213%
-----------------------------------------------------------------------------------------------------------------
Total return(e)                                    18.76%(f)  (48.09%)    16.25%      5.80%     12.20%      8.30%
-----------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(f) Not annualized.
(g) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)

1. ORGANIZATION

Seligman Capital Portfolio (the Fund) is a series of Seligman Portfolios, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940
Act) as a diversified, open-end management investment company. The Fund has 100 million authorized shares of capital stock. The Fund primarily invests in the common stock of medium sized U.S. companies.

The Fund offers Class 1 and Class 2 shares, which are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such

--------------------------------------------------------------------------------
18  SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


securities are normally traded. The procedures adopted by the Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
          SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held, or sold. Effective May 11, 2009, the management fee is equal to 0.355% of the Fund's average daily net assets. Prior to May 11, 2009, the Investment Manager received a fee equal to 0.40% of the Fund's average daily net assets. The management fee for the six months ended June 30, 2009 was 0.39% of the Fund's average daily net assets. The reduction in the investment management services fee on May 11, 2009 is related to the elimination of the administrative portion of the management fee that is now being charged separately to the Fund through the Administrative Services Agreement with Ameriprise Financial. See Administrative services fees below for more information.


--------------------------------------------------------------------------------
20  SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective May 11, 2009, the Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase for the six months ended June 30, 2009. For the period from May 11, 2009 to June 30, 2009, the fee was 0.02% of the Fund's average daily net assets. Prior to May 11, 2009, Ameriprise Financial administered certain aspects of the Fund's business and other affairs for no additional fee. The fees payable under the Administrative Services Agreement beginning on May 11, 2009 are offset by corresponding decreases in the investment management fees charged to the Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as the Fund's prior administrative agent.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2009, other expenses paid to this company were $22.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency and Servicing agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Effective May 11, 2009, the Fund pays the Transfer Agent an annual rate of 0.06% of the Fund's average daily net assets.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays the Distributor a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.


--------------------------------------------------------------------------------
          SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales or maturities of securities (other than short-term obligations) aggregated $4,788,453 and $4,617,330, respectively, for the six months ended June 30, 2009. Realized gains and losses are determined on an identified cost basis.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares for the periods indicated are as follows:

                                     SIX MONTHS ENDED    YEAR ENDED
                                       JUNE 30, 2009   DEC. 31, 2008
--------------------------------------------------------------------
CLASS 1
--------------------------------------------------------------------
Sold                                          579           4,505
Redeemed                                  (28,560)        (63,152)
--------------------------------------------------------------------
Net increase (decrease)                   (27,981)        (58,647)
--------------------------------------------------------------------
CLASS 2
--------------------------------------------------------------------
Sold                                       42,386         146,298
Redeemed                                  (40,130)        (70,421)
--------------------------------------------------------------------
Net increase (decrease)                     2,256          75,877
--------------------------------------------------------------------


6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $756,447 and $536,284, respectively, for the six months ended June 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

Under a credit facility which was effective until June 17, 2009, the Fund participated in a joint $200 million committed line of credit that was shared by substantially all funds in the Seligman Group of Investment Companies. The Board had limited the Fund's borrowings to 10% of its net assets. Borrowings pursuant to the credit facility were subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurred a commitment fee of

--------------------------------------------------------------------------------
22  SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



0.12% per annum on its share of the unused portion of the credit facility. The credit facility may have been drawn upon only for temporary purposes and was subject to certain other customary restrictions. The Fund had no borrowings for the period from Jan. 1, 2009 through June 17, 2009.

8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) was recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $8,052,654 at Dec. 31, 2008, that if not offset by capital gains will expire as follows:

   2010          2016
$6,090,930    $1,961,724


Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses and net currency losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2008, the Fund had a post-October loss of $961,522 that is treated for income tax purposes as occurring on Jan. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

9. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Aug. 20, 2009, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.


--------------------------------------------------------------------------------
          SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal

--------------------------------------------------------------------------------
24  SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.


--------------------------------------------------------------------------------
          SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
26  SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting seligman.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
          SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT  27

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

On March 11, 2009, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Dec. 31, 2008 and the year ended Dec. 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.


--------------------------------------------------------------------------------
28  SELIGMAN PORTFOLIOS -- CAPITAL PORTFOLIO -- 2009 SEMIANNUAL REPORT

SELIGMAN CAPITAL PORTFOLIO
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are part of the
                           RiverSource Family of Funds, and are distributed by
                           RiverSource Fund Distributors, Inc., Member FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc. Seligman is an offering brand of RiverSource Investments.
(SELIGMAN LOGO)            (C)2009 RiverSource Investments, LLC.                              SL-9950 A (8/09)

Semiannual Report
                                                                 (SELIGMAN LOGO)

SELIGMAN PORTFOLIOS

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2009

SELIGMAN INVESTMENT
GRADE FIXED INCOME
PORTFOLIO

SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO
SEEKS FAVORABLE CURRENT INCOME.

Seligman Investment Grade Fixed Income Portfolio (the Fund) is a series of Seligman Portfolios, Inc.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or variable life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the accounts) that invests in the Fund.

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   15

Statement of Operations............   16

Statements of Changes in Net
  Assets...........................   17

Financial Highlights...............   18

Notes to Financial Statements......   19

Proxy Voting.......................   29

Change in Independent Registered
  Public Accounting Firm...........   30



RIVERSOURCE FAMILY OF FUNDS
RiverSource Family of Funds includes funds branded
"RiverSource," "RiverSource Partners," "Seligman" and
"Threadneedle." These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
2 SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Investment Grade Fixed Income Portfolio shares gained 1.85% for the six-month period ended June 30, 2009.


> The Fund underperformed the Barclays Capital U.S. Aggregate Bond Index, which rose 1.90% for the period.

> The Fund underperformed the Lipper Corporate Debt Funds BBB-Rated Average, representing the Fund's peer group, which increased 6.73% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                             6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------
Seligman Investment Grade
  Fixed Income Portfolio       +1.85%   +1.14%   +3.95%   +2.90%   +4.33%
--------------------------------------------------------------------------
Barclays Capital U.S.
  Aggregate Bond Index(1)
  (unmanaged)                  +1.90%   +6.05%   +6.43%   +5.01%   +5.98%
--------------------------------------------------------------------------
Barclays Capital U.S.
  Government/Credit
  Index(2) (unmanaged)         +0.55%   +5.26%   +6.16%   +4.80%   +5.95%
--------------------------------------------------------------------------
Lipper Corporate Debt Funds
  BBB-Rated Average(3)         +6.73%   -0.18%   +2.48%   +2.74%   +4.28%
--------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract including any administration fees or sales charges. If reflected, returns would be lower than those shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, by visiting seligman.com or calling 1(800) 221-2450.

The performance of the indices does not reflect the effect of expenses. It is not possible to invest directly in an average or index.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009
                                                            SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------



(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Barclays Capital U.S. Government/Credit Index is composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's), with at least one year to maturity. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper Corporate Debt Funds BBB-Rated Average is an average of funds that invest primarily in corporate and government debt issues rated in the top four grades. The average reflects reinvestment of all distributions and changes in market prices.

    Effective Nov. 7, 2008, to better align the primary benchmark index with the investment strategy of the Fund, the Barclays Capital Government/Credit Index is replaced with the Barclays Capital U.S. Aggregate Bond Index, which will be used as the primary benchmark going forward. Information on both indexes will be included for a transition period. Thereafter, however, only the Barclays Capital U.S. Aggregate Bond Index will be included.


--------------------------------------------------------------------------------
4 SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
           X              HIGH
           X              MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Asset-Backed                                1.3%
------------------------------------------------
Consumer Discretionary                      0.3%
------------------------------------------------
Consumer Staples                            0.3%
------------------------------------------------
Energy                                      2.3%
------------------------------------------------
Financials                                  2.4%
------------------------------------------------
Foreign Government                          0.5%
------------------------------------------------
Industrials                                 0.3%
------------------------------------------------
Materials                                   0.2%
------------------------------------------------
Mortgage-Backed                            16.1%
------------------------------------------------
Telecommunication                           6.1%
------------------------------------------------
U.S. Government Obligations & Agencies     42.8%
------------------------------------------------
Utilities                                   7.7%
------------------------------------------------
Other(2)                                   19.7%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009
                                                            SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

QUALITY BREAKDOWN
(at June 30, 2009; % of portfolio assets excluding cash equivalents and equities)
------------------------------------------------------------------------

AAA bonds                                    73.0%
--------------------------------------------------
AA bonds                                      0.9%
--------------------------------------------------
A bonds                                      11.5%
--------------------------------------------------
BBB bonds                                    13.1%
--------------------------------------------------
Non-investment grade bonds                    1.5%
--------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager), rates a security using an internal rating system when Moody's doesn't provide a rating.


--------------------------------------------------------------------------------
6 SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees and other expenses; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009
                                                            SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 JAN. 1, 2009  JUNE 30, 2009  THE PERIOD(a)  THE PERIOD(b)
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,018.50        $4.25          $4.40
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.58        $4.26          $4.41
------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS


       FUND'S ANNUALIZED         ACQUIRED FUND FEES AND
         EXPENSE RATIO                 EXPENSES()             NET FUND EXPENSES
----------------------------------------------------------------------------------
             .85%                         .03%                      .88%
----------------------------------------------------------------------------------



(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return of +1.85% for the six months ended June 30, 2009.


--------------------------------------------------------------------------------
8 SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (86.1%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (45.8%)
Federal Farm Credit Bank
 02-07-13                            3.40%             $40,000                $41,590
Federal Home Loan Banks
 05-20-11                            2.63               45,000                 45,873
 11-17-17                            5.00               10,000                 10,641
Federal Home Loan Mtge Corp
 07-15-14                            5.00                5,000                  5,479
Federal Natl Mtge Assn
 06-09-10                            3.26               15,000                 15,373
 08-12-10                            3.25               10,000                 10,294
 11-19-12                            4.75               10,000                 10,876
 01-02-14                            5.13               17,000                 17,312
U.S. Treasury
 02-28-11                            4.50               95,000                100,710
 06-30-11                            1.13               10,000                 10,001
 05-15-12                            1.38                5,000                  4,972
 12-31-13                            1.50               35,000                 33,712
 03-31-14                            1.75               36,000                 34,819
 04-30-14                            1.88               35,000                 33,964
 05-31-14                            2.25               70,000                 69,059
 06-30-14                            2.63               65,000                 65,203
 02-15-15                            4.00               30,000                 31,873
 04-30-16                            2.63               25,000                 24,172
 02-15-19                            2.75               85,000                 79,608
 05-15-19                            3.13               85,000                 82,210
 11-15-26                            0.00               50,000                 22,892
 02-15-29                            5.25               15,000                 16,870
 02-15-31                            5.38               16,000                 18,365
 02-15-39                            3.50               50,000                 43,235
                                                                      ---------------
Total                                                                         829,103
-------------------------------------------------------------------------------------

ASSET-BACKED (1.4%)
Caterpillar Financial Asset Trust
 Series 2008A Cl A3
 04-25-14                            4.94               15,000                 15,003
Centex Home Equity
 Series 2002-D Cl M2
 12-25-32                            2.36               19,243(h)               2,491
Irwin Home Equity Corp
 Series 2005-A Cl A3
 02-25-34                            0.69               12,190(h)               8,159
                                                                      ---------------
Total                                                                          25,653
-------------------------------------------------------------------------------------

MORTGAGE-BACKED (17.3%)(f)
Banc of America Mtge Securities Commercial Mtge Obligation
 Series 2004-F Cl 1A1
 07-25-34                            4.18                5,470(g)               4,383
Federal Home Loan Mtge Corp
 07-01-24                            5.50              100,000(e)             104,500
Federal Home Loan Mtge Corp #1Q0140
 08-01-36                            6.16               15,835(g)              16,714
Federal Natl Mtge Assn
 07-01-39                            6.50               25,000(e)              26,625
Federal Natl Mtge Assn #256901
 09-01-37                            6.50               31,352                 33,333
Federal Natl Mtge Assn #745392
 12-01-20                            4.50               14,827                 15,359
Federal Natl Mtge Assn #881886
 04-01-36                            5.36               18,612(g)              19,451
Federal Natl Mtge Assn #886764
 08-01-36                            6.00               17,949(g)              18,847
GSR Mtge Loan Trust
 Commercial Mtge Obligation
 Series 2005-AR4 Cl 4A1
 07-25-35                            5.36               15,386(g)              11,392
Homestar Mtge Acceptance Corporation Commercial Mtge Obligation
 Series 2004-1 Cl A1
 03-25-34                            0.63                8,771(g)               5,159
Indymac Index Mtge Loan Trust
 Commercial Mtge Obligation
 Series 2006-AR3 Cl 2A1B
 03-25-36                            6.17               26,730(g)              11,269
Structured Asset Securities Corp
 Series 2003-18XS Cl A6
 06-25-33                            4.04               32,315                 29,799


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009
                                                            SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
 Commercial Mtge Obligation
 Series 2004-K Cl 2A3
 07-25-34                            4.72%             $17,121(g)             $15,099
                                                                      ---------------
Total                                                                         311,930
-------------------------------------------------------------------------------------

BANKING (1.9%)
Bank of America
 Sr Nts
 06-01-19                            7.63                5,000                  5,014
Bank of America
 Sr Unsecured
 05-01-18                            5.65                5,000                  4,424
Citigroup
 Sr Nts
 05-22-19                            8.50               10,000                 10,172
Goldman Sachs Group
 Sr Unsecured
 02-15-19                            7.50                5,000                  5,337
JPMorgan Chase & Co
 Sr Unsecured
 01-15-18                            6.00                5,000                  4,967
Wells Fargo & Co
 Sr Unsecured
 12-11-17                            5.63                5,000                  4,922
                                                                      ---------------
Total                                                                          34,836
-------------------------------------------------------------------------------------

BROKERAGE (0.1%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                            6.88               15,000(b,i)             2,400
-------------------------------------------------------------------------------------

CHEMICALS (0.3%)
Dow Chemical
 Sr Unsecured
 05-15-19                            8.55                5,000                  5,009
-------------------------------------------------------------------------------------

ELECTRIC (5.1%)
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                            8.88               10,000                 12,058
Consumers Energy
 1st Mtge
 09-15-19                            6.70                5,000                  5,442
Dominion Resources
 Sr Unsecured
 11-15-16                            5.60               15,000                 15,343
Indiana Michigan Power
 Sr Nts
 03-15-19                            7.00                5,000                  5,392
Indiana Michigan Power
 Sr Unsecured
 03-15-37                            6.05                5,000                  4,674
Jersey Central Power & Light
 Sr Unsecured
 02-01-19                            7.35                5,000                  5,497
Nevada Power
 Series L
 01-15-15                            5.88               10,000                 10,244
NiSource Finance
 09-15-17                            5.25                5,000                  4,288
 01-15-19                            6.80                5,000                  4,685
Potomac Electric Power
 Sr Secured
 04-15-14                            4.65               15,000                 15,186
Sierra Pacific Power
 Series M
 05-15-16                            6.00               10,000                 10,127
                                                                      ---------------
Total                                                                          92,936
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.3%)
SABMiller
 01-15-14                            5.70                5,000(c,d)             5,104
-------------------------------------------------------------------------------------

GAS PIPELINES (3.2%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                            7.75               10,000                 10,599
CenterPoint Energy Resources
 Sr Unsecured Series B
 04-01-13                            7.88                5,000                  5,333
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                            6.80               20,000                 20,546
Northwest Pipeline
 Sr Unsecured
 06-15-16                            7.00                5,000                  5,274


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10 SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GAS PIPELINES (CONT.)
Transcontinental Gas Pipe Line LLC
 Sr Unsecured
 04-15-16                            6.40%             $10,000                $10,263
Transcontinental Gas Pipe Line LLC
 Sr Unsecured Series B
 08-15-11                            7.00                5,000                  5,277
                                                                      ---------------
Total                                                                          57,292
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (2.2%)
Anadarko Petroleum
 Sr Unsecured
 09-15-16                            5.95               10,000                  9,866
EnCana
 Sr Unsecured
 12-01-17                            5.90               15,000(c)              15,378
Nexen
 Sr Unsecured
 05-15-37                            6.40                5,000(c)               4,592
XTO Energy
 Sr Unsecured
 08-01-17                            6.25               10,000                 10,523
                                                                      ---------------
Total                                                                          40,359
-------------------------------------------------------------------------------------

MEDIA CABLE (0.3%)
Comcast
 05-15-18                            5.70                5,000                  5,027
-------------------------------------------------------------------------------------

MEDIA NON CABLE (2.8%)
News America
 11-15-37                            6.65                5,000                  4,498
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                            6.13               10,000                  8,796
Thomson Reuters
 07-15-18                            6.50               35,000(c)              36,425
                                                                      ---------------
Total                                                                          49,719
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.5%)
General Electric Capital
 Sr Unsecured
 01-10-39                            6.88               10,000                  9,001
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.3%)
Weatherford Intl LTD
 03-15-38                            7.00                5,000(c)               4,814
-------------------------------------------------------------------------------------

RAILROADS (0.3%)
CSX
 Sr Unsecured
 04-01-15                            6.25                5,000                  5,169
-------------------------------------------------------------------------------------

SUPRANATIONAL (0.5%)
Corp Andina de Fomento Unsecured
 01-12-17                            5.75               10,000(c)               9,633
-------------------------------------------------------------------------------------

WIRELESS (0.3%)
US Cellular
 Sr Unsecured
 12-15-33                            6.70                5,000                  4,790
-------------------------------------------------------------------------------------

WIRELINES (3.5%)
AT&T
 Sr Unsecured
 02-01-18                            5.50                5,000                  5,026
BellSouth
 Sr Unsecured
 09-15-14                            5.20               15,000                 15,616
TELUS
 Sr Unsecured
 06-01-11                            8.00               10,000(c)              10,733
Verizon New York
 Sr Unsecured Series A
 04-01-12                            6.88               30,000                 31,794
                                                                      ---------------
Total                                                                          63,169
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,584,946)                                                         $1,555,944
-------------------------------------------------------------------------------------





MONEY MARKET FUND (21.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%               380,630(j)             $380,630
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $380,630)                                                             $380,630
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,965,576)(k)                                                      $1,936,574
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2009, the value of foreign securities represented 4.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $5,104 or 0.3% of net assets.

(e) At June 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $130,403. See Note 2 to the financial statements.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate security; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(i)  This position is in bankruptcy.

(j) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(k) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $1,966,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $44,000
     Unrealized depreciation                           (73,000)
     ---------------------------------------------------------
     Net unrealized depreciation                      $(29,000)
     ---------------------------------------------------------





--------------------------------------------------------------------------------
12 SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                             FAIR VALUE AT JUNE 30, 2009
                               -------------------------------------------------------
                                    LEVEL 1        LEVEL 2
                                 QUOTED PRICES      OTHER        LEVEL 3
                                   IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                  MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                    IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------
Bonds
  U.S. Government Obligations
    & Agencies                      $648,774       $180,329        $--        $829,103
  Corporate Debt Securities               --        389,258         --         389,258
  Asset-Backed Securities                 --         25,653         --          25,653
  Residential Mortgage-Backed
    Securities                            --        311,930         --         311,930
--------------------------------------------------------------------------------------
Total Bonds                          648,774        907,170         --       1,555,944
--------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund                             380,630(a)          --         --         380,630
--------------------------------------------------------------------------------------
Total Other                          380,630             --         --         380,630
--------------------------------------------------------------------------------------
Total                             $1,029,404       $907,170        $--      $1,936,574
--------------------------------------------------------------------------------------




(a) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.


HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
14 SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $1,584,946)                $1,555,944
  Affiliated money market fund (identified cost $380,630)             380,630
-----------------------------------------------------------------------------
Total investments in securities (identified cost $1,965,576)        1,936,574
Dividends and accrued interest receivable                              14,346
Receivable for investment securities sold                               9,381
-----------------------------------------------------------------------------
Total assets                                                        1,960,301
-----------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                           629
Capital shares payable                                                     11
Payable for investment securities purchased                             9,058
Payable for securities purchased on a forward-commitment basis        130,403
Accrued investment management services fees                               542
Accrued transfer agency fees                                               94
Accrued administrative services fees                                      110
Other accrued expenses                                                 13,059
-----------------------------------------------------------------------------
Total liabilities                                                     153,906
-----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $1,806,395
-----------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.001 par value                                   $      219
Additional paid-in capital                                          1,911,978
Undistributed net investment income                                    95,822
Accumulated net realized gain (loss)                                 (172,622)
Unrealized appreciation (depreciation) on investments                 (29,002)
-----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $1,806,395
-----------------------------------------------------------------------------
Shares outstanding                                                    219,105
-----------------------------------------------------------------------------
Net asset value per share of outstanding capital stock             $     8.24
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  15

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $ 28,419
Income distributions from affiliated money market fund                  183
---------------------------------------------------------------------------
Total income                                                         28,602
---------------------------------------------------------------------------
Expenses:
Investment management services fees                                   3,416
Transfer agency fees                                                    156
Administrative services fees                                            182
Compensation of board members                                            30
Custodian fees                                                        6,629
Printing and postage                                                  3,715
Professional fees                                                     7,853
Other                                                                   378
---------------------------------------------------------------------------
Total expenses                                                       22,359
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                      (14,789)
---------------------------------------------------------------------------
Total net expenses                                                    7,570
---------------------------------------------------------------------------
Investment income (loss) -- net                                      21,032
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                   (17,665)
Net change in unrealized appreciation (depreciation) on
  investments                                                        31,188
---------------------------------------------------------------------------
Net gain (loss) on investments                                       13,523
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 34,555
---------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16 SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JUNE 30, 2009  DEC. 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                     $   21,032     $   77,188
Net realized gain (loss) on investments                                (17,665)       (14,681)
Net change in unrealized appreciation (depreciation) on
  investments                                                           31,188        (78,840)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                            34,555        (16,333)
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                                     --        (89,938)
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                           37,544        442,726
Net asset value of shares issued for reinvestment of
  distributions                                                             --         89,938
Payments for redemptions of shares                                     (77,690)      (557,296)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                         (40,146)       (24,632)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (5,591)      (130,903)
Net assets at beginning of period                                    1,811,986      1,942,889
---------------------------------------------------------------------------------------------
Net assets at end of period                                         $1,806,395     $1,811,986
---------------------------------------------------------------------------------------------
Undistributed net investment income                                 $   95,822     $   74,790
---------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                 Fiscal period ended Dec. 31,
                                                  2009(h)      2008      2007      2006      2005      2004
Net asset value, beginning of period               $8.09      $8.57     $8.57     $8.80     $9.27     $10.85
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      .10        .34       .39       .41       .34        .34
Net gains (losses) (both realized and
 unrealized)                                         .05       (.40)      .08      (.09)     (.26)      (.07)
------------------------------------------------------------------------------------------------------------
Total from investment operations                     .15       (.06)      .47       .32       .08        .27
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                               --       (.42)     (.47)     (.55)     (.55)      (.91)
Dividends from net realized gain (loss)               --         --        --        --        --       (.94)
------------------------------------------------------------------------------------------------------------
Total distributions                                   --       (.42)     (.47)     (.55)     (.55)     (1.85)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $8.24      $8.09     $8.57     $8.57     $8.80      $9.27
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                            $2         $2        $2        $2        $3         $4
Gross expenses prior to expense
 waiver/reimbursement(c)                           2.51%(d)   2.20%     2.48%     2.38%     1.70%      1.11%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(e)                        .85%(d)    .85%      .85%      .85%      .85%       .85%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       2.36%(d)   3.97%     4.49%     4.59%     3.67%      3.13%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             157%       232%      281%      768%      597%       184%
------------------------------------------------------------------------------------------------------------
Total return(f)                                    1.85%(g)   (.70%)    5.59%     3.61%      .95%      2.41%
------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g) Not annualized.
(h) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18 SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)

1. ORGANIZATION

Seligman Investment Grade Fixed Income Portfolio (the Fund) is a series of Seligman Portfolios, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Fund offers Class 1 shares as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies. The Fund has 100 million authorized shares of capital stock. The Fund invests in fixed-income securities, diversified among a number of market sectors. The Fund has a fundamental policy that at least 80% of the Fund's assets will be invested in securities that are rated investment-grade when purchased by the Fund.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At June 30, 2009, the Fund has outstanding when-issued securities of $130,403.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in


--------------------------------------------------------------------------------
20 SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. The Fund did not enter into any mortgage dollar roll transactions during the six months ended June 30, 2009.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held, or sold. Effective May 11, 2009, the management fee is equal to 0.345% of the Fund's average daily net assets. Prior to May 11, 2009, the Investment Manager received a fee equal to 0.40% of the Fund's average daily net assets. The management fee for the six months ended June 30, 2009 was 0.38% of the Fund's average daily net assets. The reduction in the investment management services fee on May 11, 2009 is related to the elimination of the administrative portion of the management fee that is now being charged separately to the Fund through the Administrative Services Agreement with Ameriprise Financial. See Administrative services fees below for more information.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective May 11, 2009, the Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. For the period from May 11, 2009 to June 30, 2009, the fee was 0.02% of the Fund's average daily net assets for the six months ended June 30, 2009. Prior to May 11, 2009, Ameriprise Financial administered certain aspects of the Fund's business and other affairs for no additional fee. The fees payable under the Administrative Services Agreement beginning on May 11, 2009 are offset by corresponding decreases in the investment management fees charged to the Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as the Fund's prior administrative agent.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2009, other expenses paid to this company were $8.


--------------------------------------------------------------------------------
22 SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency and Servicing agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Effective May 11, 2009, the Fund pays the Transfer Agent an annual rate of 0.06% of the Fund's average daily net assets.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were 0.85% of the Fund's average daily net assets.

Under an agreement that was effective until May 10, 2009, the Investment Manager contractually agreed to waive certain fees and reimburse certain expenses such that "other expenses" (those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses), would not exceed 0.45% per annum of the average daily net assets.

Effective May 11, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until April 30, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed 0.85% of the Fund's average daily net assets.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales or maturities of securities (other than short-term obligations) aggregated $2,374,600 and $2,167,240, respectively, for

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


the six months ended June 30, 2009. Realized gains and losses are determined on an identified cost basis.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                     SIX MONTHS ENDED    YEAR ENDED
                                       JUNE 30, 2009   DEC. 31, 2008
--------------------------------------------------------------------
Sold                                       4,656           51,096
Reinvested distributions                      --           11,063
Redeemed                                  (9,578)         (64,946)
--------------------------------------------------------------------
Net increase (decrease)                   (4,922)          (2,787)
--------------------------------------------------------------------


6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $679,774 and $299,144, respectively, for the six months ended June 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

Under a credit facility which was effective until June 17, 2009, the Fund participated in a joint $200 million committed line of credit that was shared by substantially all funds in the Seligman Group of Investment Companies. The Board had limited the Fund's borrowings to 10% of its net assets. Borrowings pursuant to the credit facility were subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurred a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may have been drawn upon only for temporary purposes and was subject to certain other customary restrictions. The Fund had no borrowings for the period from Jan. 1, 2009 through June 17, 2009.


--------------------------------------------------------------------------------
24 SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of post-October losses. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) was recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $131,238 at Dec. 31, 2008, that if not offset by capital gains will expire as follows:

  2013       2014
$56,148    $75,090


Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses and net currency losses realized between Nov. 1 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2008, the Fund had a post-October loss of $23,719 that is treated for income tax purposes as occurring on Jan. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

9. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Aug. 20, 2009, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts of disclosures in the Fund's financial statements.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the

--------------------------------------------------------------------------------
26 SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
28 SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting seligman.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  29

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

On March 11, 2009, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Dec. 31, 2008 and the year ended Dec. 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.


--------------------------------------------------------------------------------
30 SELIGMAN PORTFOLIOS -- INVESTMENT GRADE FIXED INCOME PORTFOLIO -- 2009 SEMIANNUAL REPORT

SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are part of the
                           RiverSource Family of Funds, and are distributed by
                           RiverSource Fund Distributors, Inc., Member FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc. Seligman is an offering brand of RiverSource Investments.
(SELIGMAN LOGO)            (C)2009 RiverSource Investments, LLC.                              SL-9968 A (8/09)

Semiannual Report
                                                                 (SELIGMAN LOGO)

SELIGMAN PORTFOLIOS

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2009

SELIGMAN SMALLER-CAP
VALUE PORTFOLIO

SELIGMAN SMALLER-CAP VALUE PORTFOLIO SEEKS LONG-TERM
CAPITAL APPRECIATION.

Seligman Smaller-Cap Value Portfolio (the Fund) is a series of Seligman Portfolios, Inc.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or variable life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the accounts) that invests in the Fund.

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   13

Statement of Operations............   14

Statements of Changes in Net
  Assets...........................   15

Financial Highlights...............   16

Notes to Financial Statements......   18

Proxy Voting.......................   28

Change in Independent Registered
  Public Accounting Firm...........   29



RIVERSOURCE FAMILY OF FUNDS
RiverSource Family of Funds includes funds branded
"RiverSource," "RiverSource Partners," "Seligman" and
"Threadneedle." These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
2  SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Smaller-Cap Value Portfolio Class 1 shares gained 7.72% for the six-month period ended June 30, 2009.

> The Fund significantly outperformed its benchmark, the Russell 2000(R) Value
  Index, which declined 5.17% during the same six-month period.

> The Fund outperformed its peer group, as represented by the Lipper Small-Cap
  Core Funds Average, which rose 6.30% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                               SINCE
                                                                            INCEPTION**
                            6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS     5/1/00
---------------------------------------------------------------------------------------
Seligman Smaller Cap Value
  Portfolio
  Class 1                     +7.72%   -23.64%   -8.45%   -2.41%   +6.41%         N/A
---------------------------------------------------------------------------------------
  Class 2                     +7.49%   -23.77%   -8.62%   -2.63%      N/A      +4.52%
---------------------------------------------------------------------------------------
Russell 2000 Value
  Index(1) (unmanaged)        -5.17%   -25.24%  -12.07%   -2.27%   +5.00%      +5.58%
---------------------------------------------------------------------------------------
Lipper Small-Cap Core
  Funds Average(2)            +6.30%   -25.41%  -10.08%   -1.63%   +4.35%      +3.11%
---------------------------------------------------------------------------------------
Lipper Small-Cap Value
  Funds Average(3)            +4.70%   -24.24%  -10.71%   -1.70%   +5.24%      +5.52%
---------------------------------------------------------------------------------------



 *Not annualized.
**For classes with less than 10 years performance.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown for Class 1 and Class 2 shares vary from each other because of differences in expenses but do not reflect expenses that apply to the subaccount or the annuity or life insurance contract, including any administration fees or sales charges. If reflected, returns would be lower than those shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most

--------------------------------------------------------------------------------
 SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


recent month-end by contacting your financial intermediary, by visiting seligman.com or calling 1(800) 221-2450.

The performance of the index does not reflect the effect of expenses. It is not possible to invest directly in an average or index.

(1) The Russell 2000 Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Core Funds Average is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity small-cap ceiling. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value relative to the S&P SmallCap 600 Index. The average reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper Small-Cap Value Funds Average is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity small-cap ceiling. Small-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value relative to the S&P SmallCap 600 Index. The average reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
4  SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                          MEDIUM   SIZE
   X                      SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     11.8%
------------------------------------------------
Consumer Staples                            8.2%
------------------------------------------------
Energy                                      3.4%
------------------------------------------------
Financials                                 18.1%
------------------------------------------------
Health Care                                 6.2%
------------------------------------------------
Industrials                                28.9%
------------------------------------------------
Information Technology                     19.4%
------------------------------------------------
Materials                                   3.6%
------------------------------------------------
Other(2)                                    0.4%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

A portfolio with fewer holdings, such as Seligman Smaller-Cap Value Portfolio, may be subject to greater volatility than a portfolio with a greater number of holdings. Investments in small-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
 SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

F5 Networks                                 4.6%
------------------------------------------------
Lincoln Natl                                4.2%
------------------------------------------------
Cubic                                       4.1%
------------------------------------------------
Fred's Cl A                                 4.0%
------------------------------------------------
EnerSys                                     3.5%
------------------------------------------------
Delta Air Lines                             3.5%
------------------------------------------------
Herbalife                                   3.4%
------------------------------------------------
Quest Software                              3.4%
------------------------------------------------
Aspen Insurance Holdings                    3.2%
------------------------------------------------
Hanover Insurance Group                     3.2%
------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees and other expenses; distribution and service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expense of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


--------------------------------------------------------------------------------
 SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2009  JUNE 30, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,077.20        $6.64(c)       1.29%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.40        $6.46(c)       1.29%
------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,074.90        $7.61(c)       1.48%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.46        $7.40(c)       1.48%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2009: +7.72% for Class 1 and +7.49% for Class 2.
(c) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 1.22% for Class 1 and 1.47% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective May 11, 2009. Had this change been in place for the entire six month period ended June 30, 2009, the actual expenses paid would have been $6.28 for Class 1 and $7.56 for Class 2; the hypothetical expenses paid would have been $6.11 for Class 1 and $7.35 for Class 2.


--------------------------------------------------------------------------------
8  SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (100.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (4.2%)
Cubic                                                  95,000              $3,400,050
-------------------------------------------------------------------------------------

AIRLINES (5.4%)
Continental Airlines Cl B                             170,000(b)            1,506,200
Delta Air Lines                                       500,000(b)            2,895,000
                                                                      ---------------
Total                                                                       4,401,200
-------------------------------------------------------------------------------------

BEVERAGES (2.6%)
Central European Distribution                          80,000(b)            2,125,600
-------------------------------------------------------------------------------------

CHEMICALS (1.7%)
Minerals Technologies                                  40,000               1,440,800
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.3%)
Brink's                                                50,000               1,451,500
Waste Connections                                      80,000(b)            2,072,800
                                                                      ---------------
Total                                                                       3,524,300
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.6%)
F5 Networks                                           110,000(b)            3,804,900
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.0%)
Shaw Group                                             60,000(b)            1,644,600
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.9%)
Owens-Illinois                                         55,000(b)            1,540,550
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (2.1%)
Sotheby's                                             120,000               1,693,200
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (7.9%)
Belden                                                 85,000               1,419,500
EnerSys                                               160,000(b)            2,910,400
SunPower Cl B                                          35,000(b)              838,250
Thomas & Betts                                         46,500(b)            1,341,990
                                                                      ---------------
Total                                                                       6,510,140
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.4%)
Exterran Holdings                                      70,000(b)            1,122,800
TETRA Technologies                                    210,000(b)            1,671,600
                                                                      ---------------
Total                                                                       2,794,400
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.2%)
Smithfield Foods                                      130,000(b)            1,816,100
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Analogic                                               17,400                 642,930
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.5%)
WellCare Health Plans                                 110,000(b)            2,033,900
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (3.0%)
Eclipsys                                              140,000(b)            2,489,200
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (5.9%)
Penn Natl Gaming                                       90,000(b)            2,619,900
Texas Roadhouse Cl A                                  200,000(b)            2,182,000
                                                                      ---------------
Total                                                                       4,801,900
-------------------------------------------------------------------------------------

INSURANCE (18.1%)
Aspen Insurance Holdings                              120,000(c)            2,680,800
Endurance Specialty Holdings                           70,000(c)            2,051,000
Hanover Insurance Group                                70,000               2,667,700
Infinity Property & Casualty                           50,000               1,823,000
Lincoln Natl                                          200,000               3,441,999
WR Berkley                                            105,000               2,254,350
                                                                      ---------------
Total                                                                      14,918,849
-------------------------------------------------------------------------------------

IT SERVICES (2.6%)
CACI Intl Cl A                                         50,000(b)            2,135,500
-------------------------------------------------------------------------------------

MACHINERY (2.3%)
Mueller Inds                                           90,000               1,872,000
-------------------------------------------------------------------------------------

MULTILINE RETAIL (4.0%)
Fred's Cl A                                           260,000               3,276,000
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (3.5%)
Herbalife                                              90,000(c)            2,838,600
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (2.8%)
School Specialty                                      112,000(b)            2,263,520
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.2%)
Cypress Semiconductor                                 200,000(b)           $1,840,000
ON Semiconductor                                      263,600(b)            1,808,296
Varian Semiconductor Equipment Associates              60,950(b)            1,462,191
                                                                      ---------------
Total                                                                       5,110,487
-------------------------------------------------------------------------------------

SOFTWARE (6.1%)
Lawson Software                                       390,000(b)            2,176,200
Quest Software                                        200,000(b)            2,788,000
                                                                      ---------------
Total                                                                       4,964,200
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Aegean Marine Petroleum Network                        15,300(c)              231,030
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $94,961,689)                                                       $82,273,956
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%               341,733(d)             $341,733
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $341,733)                                                             $341,733
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $95,303,422)(e)                                                    $82,615,689
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 9.5% of net assets.

(d) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(e) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $95,303,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $10,293,000
     Unrealized depreciation                         (22,980,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(12,687,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
10  SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                          FAIR VALUE AT JUNE 30, 2009
                           --------------------------------------------------------
                                LEVEL 1        LEVEL 2
                             QUOTED PRICES      OTHER        LEVEL 3
                               IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                              MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
-----------------------------------------------------------------------------------
Equity Securities
  Common Stocks               $82,273,956(a)     $--           $--      $82,273,956
-----------------------------------------------------------------------------------
Total Equity Securities        82,273,956         --            --       82,273,956
-----------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund                          341,733(b)      --            --          341,733
-----------------------------------------------------------------------------------
Total Other                       341,733         --            --          341,733
-----------------------------------------------------------------------------------
Total                         $82,615,689        $--           $--      $82,615,689
-----------------------------------------------------------------------------------



(a) All industry classifications are identified in the Portfolio of Investments.

(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
12  SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $94,961,689)               $ 82,273,956
  Affiliated money market fund (identified cost $341,733)               341,733
-------------------------------------------------------------------------------
Total investments in securities (identified cost $95,303,422)        82,615,689
Dividends and accrued interest receivable                                10,903
-------------------------------------------------------------------------------
Total assets                                                         82,626,592
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  331,848
Payable for investment securities purchased                             230,866
Accrued investment management services fees                              69,265
Accrued distribution fees                                                 4,285
Accrued transfer agency fees                                              4,445
Accrued administrative services fees                                      5,926
Other accrued expenses                                                   66,345
-------------------------------------------------------------------------------
Total liabilities                                                       712,980
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 81,913,612
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.001 par value                                   $     15,962
Additional paid-in capital                                          108,001,907
Net operating loss                                                     (282,859)
Accumulated net realized gain (loss)                                (13,133,665)
Unrealized appreciation (depreciation) on investments               (12,687,733)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 81,913,612
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class 1                     $62,971,816           12,192,213                       $5.16
Class 2                     $18,941,796            3,769,862                       $5.02
----------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  13

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $    219,840
Income distributions from affiliated money market fund                      748
-------------------------------------------------------------------------------
Total income                                                            220,588
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     367,955
Distribution fees
  Class 2                                                                21,798
Transfer agency fees
  Class 1                                                                15,298
  Class 2                                                                 3,486
Administrative services fees                                              9,663
Compensation of board members                                             1,235
Custodian fees                                                           26,606
Printing and postage                                                     22,549
Professional fees                                                        27,563
Other                                                                     5,736
-------------------------------------------------------------------------------
Total net expenses                                                      501,889
-------------------------------------------------------------------------------
Investment income (loss) -- net                                        (281,301)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (11,946,897)
Net change in unrealized appreciation (depreciation) on
  investments                                                        17,743,768
-------------------------------------------------------------------------------
Net gain (loss) on investments                                        5,796,871
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $  5,515,570
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JUNE 30, 2009  DEC. 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                   $   (281,301) $    (890,509)
Net realized gain (loss) on investments                            (11,946,897)    (1,089,345)
Net change in unrealized appreciation (depreciation) on
  investments                                                       17,743,768    (62,280,091)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                         5,515,570    (64,259,945)
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net realized gain
     Class 1                                                                --    (33,558,758)
     Class 2                                                                --    (10,283,193)
---------------------------------------------------------------------------------------------
Total distributions                                                         --    (43,841,951)
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class 1 shares                                                     6,987,256     44,163,742
  Class 2 shares                                                       992,583      2,503,070
Reinvestment of distributions at net asset value
  Class 1 shares                                                            --     33,558,758
  Class 2 shares                                                            --     10,283,193
Payments for redemptions
  Class 1 shares                                                   (12,238,325)   (77,916,550)
  Class 2 shares                                                    (2,485,085)   (10,017,638)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                      (6,743,571)     2,574,575
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (1,228,001)  (105,527,321)
Net assets at beginning of period                                   83,141,613    188,668,934
---------------------------------------------------------------------------------------------
Net assets at end of period                                       $ 81,913,612  $  83,141,613
---------------------------------------------------------------------------------------------
Excess of distributions over net investment income                $   (282,859) $      (1,558)
---------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  15

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS 1
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    Fiscal period ended Dec. 31,
                                                  2009(g)       2008       2007       2006       2005       2004
Net asset value, beginning of period               $4.79       $17.21     $18.51     $16.67     $19.40     $16.20
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                     (.01)        (.09)      (.11)      (.12)      (.07)       .08
Net gains (losses) (both realized and
 unrealized)                                         .38        (6.83)       .90       3.66       (.71)      3.15
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     .37        (6.92)       .79       3.54       (.78)      3.23
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                               --           --         --         --       (.11)        --
Dividends from net realized gain (loss)               --        (5.50)     (2.09)     (1.70)     (1.84)      (.03)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                   --        (5.50)     (2.09)     (1.70)     (1.95)      (.03)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $5.16        $4.79     $17.21     $18.51     $16.67     $19.40
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                           $63          $64       $148       $188       $199       $268
-----------------------------------------------------------------------------------------------------------------
Total expenses(c)                                  1.29%(d)     1.22%      1.14%      1.13%      1.14%      1.14%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       (.71%)(d)    (.63%)     (.58%)     (.66%)     (.37%)      .47%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               7%          14%        27%        32%        23%        45%
-----------------------------------------------------------------------------------------------------------------
Total return(e)                                    7.72%(f)   (39.53%)     4.14%     21.25%     (3.98%)    19.95%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
16  SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS 2
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    FISCAL PERIOD ENDED DEC. 31,
                                                  2009(g)       2008       2007       2006       2005       2004
Net asset value, beginning of period               $4.67       $17.03     $18.37     $16.59     $19.26     $16.13
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                     (.01)        (.11)      (.15)      (.15)      (.10)       .05
Net gains (losses) (both realized and
 unrealized)                                         .36        (6.75)       .90       3.63       (.70)      3.11
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     .35        (6.86)       .75       3.48       (.80)      3.16
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                               --           --         --         --       (.03)        --
Dividends from net realized gain (loss)               --        (5.50)     (2.09)     (1.70)     (1.84)      (.03)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                   --        (5.50)     (2.09)     (1.70)     (1.87)      (.03)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $5.02        $4.67     $17.03     $18.37     $16.59     $19.26
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                           $19          $19        $41        $41        $36        $35
-----------------------------------------------------------------------------------------------------------------
Total expenses(c)                                  1.48%(d)     1.42%      1.33%      1.32%      1.33%      1.33%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       (.89%)(d)    (.83%)     (.77%)     (.85%)     (.56%)      .28%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               7%          14%        27%        32%        23%        45%
-----------------------------------------------------------------------------------------------------------------
Total return(e)                                    7.49%(f)   (39.58%)     3.96%     20.99%     (4.13%)    19.60%
-----------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(f) Not annualized.
(g) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)

1. ORGANIZATION

Seligman Smaller-Cap Value Portfolio (the Fund) is a series of Seligman Portfolios, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Fund has 150 million authorized shares of capital stock. The Fund invests at least 80% of its net assets in the common stock of "value" companies with smaller market capitalization ($3 billion or less) at the time of purchase by the Fund.

The Fund offers Class 1 and Class 2 shares, which are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other

--------------------------------------------------------------------------------
18  SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held, or sold. Effective May 11, 2009, the management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.935% to 0.745% annually as the Fund's assets increase. Prior to May 11, 2009, the Investment Manager received a fee equal to a percentage of the Fund's average daily net assets that declined from 1.00% to 0.80% annually as the Fund's assets increased. The management fee for the six months ended June 30, 2009 was 0.98% of the Fund's average daily net assets. The reduction in the investment management services fee schedule on May 11, 2009 is related to the elimination of the administrative portion of the management fee that is now being charged separately to the Fund through the

--------------------------------------------------------------------------------
20  SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Administrative Services Agreement with Ameriprise Financial. See Administrative services fees below for more information.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective May 11, 2009, the Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's net assets increase for the six months ended June 30, 2009. For the period from May 11, 2009 to June 30, 2009, the fee was 0.03% of the Fund's average daily net assets. Prior to May 11, 2009, Ameriprise Financial administered certain aspects of the Fund's business and other affairs for no additional fee. The fees payable under the Administrative Services Agreement beginning on May 11, 2009 are offset by corresponding decreases in the investment management fees charged to the Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as the Fund's prior administrative agent.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2009, other expenses paid to this company were $312.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency and Servicing agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Effective May 11, 2009, the Fund pays the Transfer Agent at an annual rate of 0.06% of the Fund's average daily net assets.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

pursuant to Rule 12b-1, the Fund pays the Distributor a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), were as follows:

Class 1.............................................  1.29%
Class 2.............................................  1.48


Effective May 11, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until April 30, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

Class 1.............................................  1.22%
Class 2.............................................  1.47


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales or maturities of securities (other than short-term obligations) aggregated $5,158,159 and $10,705,258, respectively, for the six months ended June 30, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
22  SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                     SIX MONTHS ENDED    YEAR ENDED
                                       JUNE 30, 2009   DEC. 31, 2008
--------------------------------------------------------------------
CLASS 1
--------------------------------------------------------------------
Sold                                     1,746,980        3,947,171
Reinvested distributions                        --        7,155,385
Redeemed                                (2,885,973)      (6,357,579)
--------------------------------------------------------------------
Net increase (decrease)                 (1,138,993)       4,744,977
--------------------------------------------------------------------
CLASS 2
--------------------------------------------------------------------
Sold                                       228,902          200,590
Reinvested distributions                        --        2,250,152
Redeemed                                  (577,651)        (733,602)
--------------------------------------------------------------------
Net increase (decrease)                   (348,749)       1,717,140
--------------------------------------------------------------------


6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $3,219,034 and $2,877,301, respectively, for the six months ended June 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective June 18, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders,

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each participating fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

Under the prior credit facility which was effective until June 17, 2009, the Fund participated in a joint $200 million committed line of credit that was shared by substantially all funds in the Seligman Group of Investment Companies. The Board had limited the Fund's borrowings to 10% of its net assets. Borrowings pursuant to the credit facility were subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurred a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may have been drawn upon only for temporary purposes and was subject to certain other customary restrictions. The Fund had no borrowings during the six months ended June 30, 2009.

8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of re-characterization of REIT distributions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) was recorded by the Fund.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses and net currency losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2008, the Fund had a post-October loss of $3,276,669 that is treated for income tax purposes as occurring on Jan. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.


--------------------------------------------------------------------------------
24  SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


9. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Aug. 20, 2009, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the fund's financial statements.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading

--------------------------------------------------------------------------------
26  SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  27

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting seligman.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
28  SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  -----------------------

On March 11, 2009, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Dec. 31, 2008 and the year ended Dec. 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- SMALLER-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  29

SELIGMAN SMALLER-CAP VALUE PORTFOLIO
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are part of the
                           RiverSource Family of Funds, and are distributed by
                           RiverSource Fund Distributors, Inc., Member FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc. Seligman is an offering brand of RiverSource Investments.
(SELIGMAN LOGO)            (C)2009 RiverSource Investments, LLC.                              SL-9953 A (8/09)

Semiannual Report
                                                                 (SELIGMAN LOGO)

SELIGMAN PORTFOLIOS

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2009

SELIGMAN COMMUNICATIONS AND
INFORMATION PORTFOLIO

SELIGMAN COMMUNICATIONS AND
INFORMATION PORTFOLIO SEEKS
CAPITAL GAINS.

Seligman Communications and Information Portfolio (the Fund) is a series of Seligman Portfolios, Inc.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or variable life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the accounts) that invests in the Fund.

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   13

Statement of Operations............   14

Statements of Changes in Net
  Assets...........................   15

Financial Highlights...............   16

Notes to Financial Statements......   18

Proxy Voting.......................   29

Change in Independent Registered
  Public Accounting Firm...........   30



RIVERSOURCE FAMILY OF FUNDS
RiverSource Family of Funds includes funds branded
"RiverSource," "RiverSource Partners," "Seligman" and
"Threadneedle." These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
2 SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Communications and Information Portfolio Class 1 shares gained 27.59% for the six-month period ended June 30, 2009.

> The Fund outperformed its benchmark, the S&P North American Technology Sector
  Index, which gained 26.23% during the same six-month period.

> The Fund also outperformed its peer group, as represented by the Lipper
  Science & Technology Funds Average, which rose 24.64% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                             SINCE
                                                                          INCEPTION**
                          6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS     5/1/00
-------------------------------------------------------------------------------------
Seligman Communications
  and Information
  Portfolio
  Class 1                  +27.59%   -12.19%   +3.12%   +5.30%   +2.75%         N/A
-------------------------------------------------------------------------------------
  Class 2                  +27.32%   -12.40%   +2.87%   +5.02%      N/A      -3.41%
-------------------------------------------------------------------------------------
S&P North American
  Technology Sector
  Index(1) (unmanaged)     +26.23%   -18.57%   -1.29%   -1.02%   -5.23%     -10.41%
-------------------------------------------------------------------------------------
S&P 500 Index(2)
  (unmanaged)               +3.16%   -26.21%   -8.22%   -2.24%   -2.22%      -3.24%
-------------------------------------------------------------------------------------
Lipper Science &
  Technology Funds
  Average(3)               +24.64%   -20.32%   -4.23%   -1.29%   -4.18%     -11.49%
-------------------------------------------------------------------------------------



 *Not annualized.
**For classes with less than 10 years performance.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown for Class 1 and Class 2 shares vary from each other because of differences in expenses but do not reflect expenses that apply to the subaccount, the annuity or life insurance contract, or any pension or retirement plan, including administrative fees or sales charges. If reflected, returns would be lower than those shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009
                                                            SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


by contacting your financial intermediary, by visiting seligman.com or calling 1(800) 221-2450.

The performance of the indices does not reflect the effect of expenses. It is not possible to invest directly in an average or index.

(1) The Standard & Poor's North American Technology Sector Index (S&P NATS Index) is composed of equity benchmarks of US technology-related stocks. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper Science & Technology Funds Average is an average of funds that invest at least 65% of their equity portfolios in science and technology stocks. The average reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
4 SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                    X     MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Health Care                                10.5%
------------------------------------------------
Industrials                                 0.1%
------------------------------------------------
Information Technology                     76.5%
------------------------------------------------
Telecommunication Services                  0.4%
------------------------------------------------
Other(2)                                   12.5%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

    The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009
                                                            SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Synopsys                                    7.0%
------------------------------------------------
Check Point Software Technologies           5.5%
------------------------------------------------
Amdocs                                      5.3%
------------------------------------------------
BMC Software                                4.8%
------------------------------------------------
NetApp                                      4.7%
------------------------------------------------
Apple                                       4.7%
------------------------------------------------
Microsoft                                   4.6%
------------------------------------------------
Symantec                                    4.3%
------------------------------------------------
QUALCOMM                                    3.9%
------------------------------------------------
Open Text                                   3.6%
------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6 SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract, life insurance policy or through a qualified pension or retirement plan and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company or plan.

As a contract/policy owner or plan holder investing in the Fund, you incur ongoing costs, which may include management fees and other expenses; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts, life insurance policies and/or pension or retirement plans. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009
                                                            SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount, the contract or expenses associated with an investment through a qualified pension or retirement plan. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount, the contract or the plan were included, your costs would have been higher.

                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 JAN. 1, 2009  JUNE 30, 2009  THE PERIOD(a)  THE PERIOD(b)
------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,275.90        $6.94          $7.00
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.70        $6.16          $6.21
------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,273.20        $8.23          $8.29
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.55        $7.30          $7.35
------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                    FUND'S     ACQUIRED FUND
                                  ANNUALIZED      FEES AND    NET FUND
                                EXPENSE RATIO     EXPENSES    EXPENSES
----------------------------------------------------------------------
Class 1                             1.23%           .01%        1.24%
----------------------------------------------------------------------
Class 2                             1.46%           .01%        1.47%
----------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended June 30, 2009: +27.59% for Class 1 and +27.32% for Class 2.


--------------------------------------------------------------------------------
8 SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (89.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.1%)
DigitalGlobe                                             1,228(b)             $23,578
-------------------------------------------------------------------------------------

APPLICATION SOFTWARE (3.4%)
Aspen Technology                                        20,200(b)             172,407
Mentor Graphics                                        105,200(b)             575,444
Parametric Technology                                   61,100(b)             714,259
                                                                      ---------------
Total                                                                       1,462,110
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (9.7%)
Brocade Communications Systems                          24,000(b)             187,680
Cisco Systems                                           77,500(b)           1,444,600
NICE Systems ADR                                         4,814(b,c)           111,059
Nortel Networks                                             16(b,c)                 1
Polycom                                                  6,700(b)             135,809
QUALCOMM                                                37,400              1,690,480
Riverbed Technology                                     24,900(b)             577,431
                                                                      ---------------
Total                                                                       4,147,060
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (17.7%)
Apple                                                   14,300(b)           2,036,749
Electronics for Imaging                                 66,200(b)             705,692
EMC                                                    103,400(b)           1,354,540
Hewlett-Packard                                         38,700              1,495,755
NetApp                                                 103,600(b)           2,042,992
                                                                      ---------------
Total                                                                       7,635,728
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Qwest Communications Intl                               46,500                192,975
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (6.1%)
Baxter Intl                                              8,200                434,272
Covidien                                                 5,800(c)             217,152
Kinetic Concepts                                        12,100(b)             329,725
Medtronic                                               16,100                561,729
St. Jude Medical                                        14,000(b)             575,400
Varian Medical Systems                                  14,000(b)             491,960
                                                                      ---------------
Total                                                                       2,610,238
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.1%)
AmerisourceBergen                                       14,600                259,004
DaVita                                                   1,755(b)              86,802
Laboratory Corp of America Holdings                     14,500(b)             982,955
                                                                      ---------------
Total                                                                       1,328,761
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (14.5%)
eBay                                                    24,100(b)             412,833
LogMein                                                  1,303(b)              20,848
McAfee                                                  29,600(b)           1,248,824
Open Text                                               43,100(b,c)         1,569,702
SonicWALL                                               29,500(b)             161,660
Symantec                                               121,623(b)           1,892,454
Yahoo!                                                  57,500(b)             900,450
                                                                      ---------------
Total                                                                       6,206,771
-------------------------------------------------------------------------------------

IT SERVICES (6.6%)
Amdocs                                                 106,800(b,c)         2,290,860
Fidelity Natl Information Services                      20,500                409,180
Fiserv                                                   2,700(b)             123,390
                                                                      ---------------
Total                                                                       2,823,430
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.5%)
Life Technologies                                        4,862(b)             202,843
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Abbott Laboratories                                      9,300                437,472
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.0%)
Intel                                                   13,100                216,805
Maxim Integrated Products                                4,500                 70,605
Xilinx                                                   6,300                128,898
                                                                      ---------------
Total                                                                         416,308
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009
                                                            SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SYSTEMS SOFTWARE (17.6%)
BMC Software                                            62,100(b)          $2,098,359
Check Point Software Technologies                      102,000(b,c)         2,393,940
Microsoft                                               84,700              2,013,319
Oracle                                                  51,000              1,092,420
                                                                      ---------------
Total                                                                       7,598,038
-------------------------------------------------------------------------------------

TECHNICAL SOFTWARE (7.2%)
Magma Design Automation                                 15,800(b)              23,068
Synopsys                                               156,000(b)           3,043,559
                                                                      ---------------
Total                                                                       3,066,627
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $40,822,899)                                                       $38,151,939
-------------------------------------------------------------------------------------

MONEY MARKET FUND (12.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%              5,472,962(d)          $5,472,962
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $5,472,962)                                                         $5,472,962
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $46,295,861)(e)                                                    $43,624,901
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 15.4% of net assets.

(d) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(e) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $46,296,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $2,054,000
     Unrealized depreciation                          (4,725,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(2,671,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
10 SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                             FAIR VALUE AT JUNE 30, 2009
                              --------------------------------------------------------
                                   LEVEL 1        LEVEL 2
                                QUOTED PRICES      OTHER        LEVEL 3
                                  IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                 MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                  $38,151,939(a)     $--           $--      $38,151,939
--------------------------------------------------------------------------------------
Total Equity Securities           38,151,939         --            --       38,151,939
--------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund                           5,472,962(b)      --            --        5,472,962
--------------------------------------------------------------------------------------
Total Other                        5,472,962         --            --        5,472,962
--------------------------------------------------------------------------------------
Total                            $43,624,901        $--           $--      $43,624,901
--------------------------------------------------------------------------------------



(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
12 SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $40,822,899)               $ 38,151,939
  Affiliated money market fund (identified cost $5,472,962)           5,472,962
-------------------------------------------------------------------------------
Total investments in securities (identified cost $46,295,861)        43,624,901
Foreign currency holdings (identified cost $277,174)                    280,498
Capital shares receivable                                                51,047
Dividends and accrued interest receivable                                 6,888
Receivable for investment securities sold                               184,680
-------------------------------------------------------------------------------
Total assets                                                         44,148,014
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   29,200
Payable for investment securities purchased                           1,188,129
Accrued investment management services fees                              25,644
Accrued distribution fees                                                 4,008
Accrued transfer agency fees                                              2,182
Accrued administrative services fees                                      2,183
Other accrued expenses                                                   40,052
-------------------------------------------------------------------------------
Total liabilities                                                     1,291,398
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 42,856,616
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.001 par value                                   $      2,710
Additional paid-in capital                                           65,230,617
Net operating loss                                                     (168,989)
Accumulated net realized gain (loss)                                (19,540,086)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (2,667,636)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 42,856,616
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class 1                     $23,022,177            1,439,314                      $16.00
Class 2                     $19,834,439            1,270,348                      $15.61
----------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  13

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $    53,652
Interest                                                                 4,418
Income distributions from affiliated money market fund                   1,475
------------------------------------------------------------------------------
Total income                                                            59,545
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    127,092
Distribution fees -- Class 2                                            16,566
Transfer agency fees
  Class 1                                                                7,779
  Class 2                                                                3,562
Administrative services fees                                             3,502
Compensation of board members                                              594
Custodian fees                                                          20,865
Printing and postage                                                    18,276
Professional fees                                                       25,765
Other                                                                    3,722
------------------------------------------------------------------------------
Total net expenses                                                     227,723
------------------------------------------------------------------------------
Investment income (loss) -- net                                       (168,178)
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (2,198,706)
  Foreign currency transactions                                         (1,774)
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (2,200,480)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                10,768,326
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                8,567,846
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 8,399,668
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14 SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2009  DEC. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                         $  (168,178)  $   (382,458)
Net realized gain (loss) on investments                                  (2,200,480)    (3,689,499)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     10,768,326    (15,112,469)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           8,399,668    (19,184,426)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class 1 shares                                                             94,836      1,342,451
  Class 2 shares                                                          9,264,790      4,018,842
Payments for redemptions
  Class 1 shares                                                         (2,293,990)    (7,143,629)
  Class 2 shares                                                         (2,684,500)    (5,959,598)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         4,381,136     (7,741,934)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  12,780,804    (26,926,360)
Net assets at beginning of period                                        30,075,812     57,002,172
--------------------------------------------------------------------------------------------------
Net assets at end of period                                             $42,856,616   $ 30,075,812
--------------------------------------------------------------------------------------------------
Net operating loss                                                      $  (168,989)  $       (811)
--------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  15

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS 1
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    Fiscal period ended Dec. 31,
                                                  2009(g)       2008       2007       2006       2005       2004
Net asset value, beginning of period               $12.54      $19.66     $17.04     $13.93     $12.92     $11.62
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      (.06)       (.13)      (.11)      (.08)      (.10)      (.02)
Net gains (losses) (both realized and
 unrealized)                                         3.52       (6.99)      2.73       3.19       1.11       1.32
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     3.46       (7.12)      2.62       3.11       1.01       1.30
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $16.00      $12.54     $19.66     $17.04     $13.93     $12.92
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $23         $20        $38        $42        $47        $59
-----------------------------------------------------------------------------------------------------------------
Total expenses(c)                                   1.23%(d)    1.15%      1.10%      1.05%      1.10%      1.00%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (.89%)(d)   (.78%)     (.59%)     (.54%)     (.77%)     (.15%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               68%        129%       199%       181%       133%       128%
-----------------------------------------------------------------------------------------------------------------
Total return(e)                                    27.59%(f)  (36.22%)    15.37%     22.33%      7.82%     11.19%
-----------------------------------------------------------------------------------------------------------------


CLASS 2
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    Fiscal period ended Dec. 31,
                                                  2009(g)       2008       2007       2006       2005       2004
Net asset value, beginning of period               $12.26      $19.27     $16.74     $13.72     $12.76     $11.51
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      (.08)       (.17)      (.15)      (.12)      (.13)      (.05)
Net gains (losses) (both realized and
 unrealized)                                         3.43       (6.84)      2.68       3.14       1.09       1.30
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     3.35       (7.01)      2.53       3.02        .96       1.25
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $15.61      $12.26     $19.27     $16.74     $13.72     $12.76
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $20         $10        $19        $16        $12        $12
-----------------------------------------------------------------------------------------------------------------
Total expenses(c)                                   1.46%(d)    1.40%      1.35%      1.30%      1.35%      1.25%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       (1.11%)(d)  (1.03%)     (.84%)     (.79%)    (1.02%)     (.40%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               68%        129%       199%       181%       133%       128%
-----------------------------------------------------------------------------------------------------------------
Total return(e)                                    27.32%(f)  (36.38%)    15.11%     22.01%      7.52%     10.86%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
16 SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(f) Not annualized.
(g) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)

1. ORGANIZATION

Seligman Communications and Information Portfolio (the Fund) is a series of Seligman Portfolios, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Fund has 150 million authorized shares of capital stock. The Fund invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

The Fund offers Class 1 and Class 2 shares, which are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. Shares are also offered through certain qualified pension or retirement plans. You invest by purchasing a variable annuity contract or life insurance policy or through a qualified pension or retirement plan and allocating your purchase payments to the subaccounts that invest in the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/

--------------------------------------------------------------------------------
18 SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At June 30, 2009, foreign currency holdings were entirely comprised of Taiwan dollars.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
20 SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the foreign currency contract is closed.

The risks of foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount reflected in the Statement of Assets and Liabilities. At June 30, 2009, the Fund had no outstanding forward foreign currency contracts.

OPTION TRANSACTIONS
The Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter (OTC) market to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Fund may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. At June 30, 2009, and for the six months then ended, the Fund had no outstanding written or purchased option contracts.

4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held, or sold. Effective May 11, 2009, the management fee is equal to 0.705% of the Fund's average daily net assets. Prior to May 11, 2009, the Investment Manager received a fee equal to 0.75% of the Fund's average daily net assets. The management fee for the six months ended June 30, 2009 was 0.74% of the Fund's average daily net assets. The reduction in the investment management services fee on May 11, 2009 is related to the elimination of the administrative portion of the management fee that is now being charged separately to the Fund through the Administrative

--------------------------------------------------------------------------------
22 SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Services Agreement with Ameriprise Financial. See Administrative services fees below for more information.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective May 11, 2009, the Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. For the period from May 11, 2009 to June 30, 2009, the fee was 0.02% of the Fund's average daily net assets for the six months ended June 30, 2009. Prior to May 11, 2009, Ameriprise Financial administered certain aspects of the Fund's business and other affairs for no additional fee. The fees payable under the Administrative Services Agreement beginning on May 11, 2009 are offset by corresponding decreases in the investment management fees charged to the Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as the Fund's prior administrative agent.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2009, other expenses paid to this company were $99.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency and Servicing agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Effective May 11, 2009, the Fund pays the Transfer Agent an annual rate of 0.06% of the Fund's average daily net assets.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

pursuant to Rule 12b-1, the Fund pays the Distributor a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales or maturities of securities (other than short-term obligations) aggregated $22,837,819 and $22,293,063, respectively, for the six months ended June 30, 2009. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JUNE 30, 2009   DEC. 31, 2008
----------------------------------------------------------------------
CLASS 1
----------------------------------------------------------------------
Sold                                          6,573           78,101
Redeemed                                   (161,210)        (437,386)
----------------------------------------------------------------------
Net increase (decrease)                    (154,637)        (359,285)
----------------------------------------------------------------------
CLASS 2
----------------------------------------------------------------------
Sold                                        643,445          232,317
Redeemed                                   (195,910)        (374,650)
----------------------------------------------------------------------
Net increase (decrease)                     447,535         (142,333)
----------------------------------------------------------------------


7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $8,540,506 and $3,067,544, respectively, for the six months ended June 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2009, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for

--------------------------------------------------------------------------------
24 SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



other temporary or emergency purposes. The credit facility became effective June 18, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each participating fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

Under the prior credit facility which was effective until June 17, 2009, the Fund participated in a joint $200 million committed line of credit that was shared by substantially all funds in the Seligman Group of Investment Companies. The Board had limited the Fund's borrowings to 10% of its net assets. Borrowings pursuant to the credit facility were subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurred a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may have been drawn upon only for temporary purposes and was subject to certain other customary restrictions. The Fund had no borrowings during the six months ended June 30, 2009.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of options contracts, foreign currency transactions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) was recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $15,573,286 at Dec. 31, 2008, that if not offset by capital gains will expire as follows:

   2010          2011          2016
$7,829,523    $5,578,202    $2,165,561




--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses and net currency losses realized between Nov. 1, 2008, and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2008, the Fund had a post-October loss of $1,077,310 that is treated for income tax purposes as occurring on Jan. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

10. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Aug. 20, 2009, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007. On April 8, 2009, the Eighth Circuit

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26  SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009
SEMIANNUAL REPORT

--------------------------------------------------------------------------------



reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
28 SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009 SEMIANNUAL REPORT

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting seligman.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009
                                                           SEMIANNUAL REPORT  29

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  -----------------------

On March 11, 2009, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Dec. 31, 2008 and the year ended Dec. 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.


--------------------------------------------------------------------------------
30 SELIGMAN PORTFOLIOS -- COMMUNICATIONS AND INFORMATION PORTFOLIO -- 2009 SEMIANNUAL REPORT

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are part of the
                           RiverSource Family of Funds, and are distributed by
                           RiverSource Fund Distributors, Inc., Member FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc. Seligman is an offering brand of RiverSource Investments.
(SELIGMAN LOGO)            (C)2009 RiverSource Investments, LLC.                              SL-9951 A (8/09)

Semiannual Report
                                                                 (SELIGMAN LOGO)

SELIGMAN PORTFOLIOS

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2009


SELIGMAN LARGE-CAP VALUE PORTFOLIO

SELIGMAN LARGE-CAP VALUE PORTFOLIO SEEKS LONG-TERM
CAPITAL APPRECIATION.

Seligman Large-Cap Value Portfolio (the Fund) is a series of Seligman Portfolios, Inc.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or variable life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the accounts) that invests in the Fund.

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   13

Statement of Operations............   14

Statements of Changes in Net
  Assets...........................   15

Financial Highlights...............   16

Notes to Financial Statements......   17

Proxy Voting.......................   26

Change in Independent Registered
  Public Accounting Firm...........   27



RIVERSOURCE FAMILY OF FUNDS
RiverSource Family of Funds includes funds branded
"RiverSource," "RiverSource Partners," "Seligman" and
"Threadneedle." These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
2  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Large-Cap Value Portfolio Class 1 shares gained 8.34% for the six-month period ended June 30, 2009.

> The Fund significantly outperformed its benchmark, the Russell 1000(R) Value
  Index, which declined 2.87% during the same six-month period.

> The Fund also significantly outperformed its peer group, as represented by the Lipper Large-Cap Value Funds Average, which rose 0.94% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
Seligman Large Cap Value
  Portfolio Class 1          +8.34%   -23.68%   -6.94%   +0.34%   -0.12%
-------------------------------------------------------------------------
Russell 1000 Value
  Index(1) (unmanaged)       -2.87%   -29.03%  -11.11%   -2.13%   -0.15%
-------------------------------------------------------------------------
S&P 500 Index(2)
  (unmanaged)                +3.16%   -26.21%   -8.22%   -2.24%   -2.22%
-------------------------------------------------------------------------
Lipper Large-Cap Value
  Funds Average(3)           +0.94%   -26.94%   -9.95%   -2.39%   -0.62%
-------------------------------------------------------------------------
Lipper Multi-Cap Value
  Funds Average(4)           +4.51%   -26.87%  -10.73%   -2.45%   +1.26%
-------------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract, including any administrative fees or sales charges. If reflected, returns would be lower than those shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, by visiting seligman.com or calling 1(800) 221-2450.

The performance of the indices does not reflect the effect of expenses. It is not possible to invest directly in an average or index.


--------------------------------------------------------------------------------
   SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------



(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper Large-Cap Value Funds Average is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's U.S. Diversified Equity large-cap floor. Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value relative to the S&P 500 Index. The average reflects reinvestment of all distributions and changes in market prices.
(4) The Lipper Multi-Cap Value Funds Average is an average of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time above Lipper's U.S. Diversified Equity large-cap floor. Multi-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value relative to the S&P SuperComposite 1500 Index. The average reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
4  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                      9.1%
------------------------------------------------
Consumer Staples                           10.4%
------------------------------------------------
Energy                                      8.4%
------------------------------------------------
Financials                                 31.2%
------------------------------------------------
Health Care                                11.4%
------------------------------------------------
Industrials                                16.2%
------------------------------------------------
Information Technology                      3.2%
------------------------------------------------
Materials                                   4.4%
------------------------------------------------
Utilities                                   5.0%
------------------------------------------------
Other(2)                                    0.7%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

A portfolio with fewer holdings, such as Seligman Large-Cap Value Portfolio, may be subject to greater volatility than a portfolio with a greater number of holdings.


--------------------------------------------------------------------------------
   SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Bank of America                             5.9%
------------------------------------------------
AES                                         5.0%
------------------------------------------------
JPMorgan Chase & Co                         4.6%
------------------------------------------------
Bristol-Myers Squibb                        4.4%
------------------------------------------------
Tyson Foods Cl A                            4.1%
------------------------------------------------
General Dynamics                            3.9%
------------------------------------------------
Morgan Stanley                              3.7%
------------------------------------------------
Gap                                         3.5%
------------------------------------------------
Marathon Oil                                3.2%
------------------------------------------------
MetLife                                     3.2%
------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees and other expenses; distribution and service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expense of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


--------------------------------------------------------------------------------
   SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 JAN. 1, 2009  JUNE 30, 2009  THE PERIOD(a)  THE PERIOD(b)
------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,083.40        $7.80(d)       $7.85(d)
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.31        $7.55(d)       $7.60(d)
------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS


                                          FUND'S     ACQUIRED FUND
                                        ANNUALIZED      FEES AND    NET FUND
                                      EXPENSE RATIO     EXPENSES    EXPENSES
----------------------------------------------------------------------------
Class 1                                   1.51%           .01%        1.52%
----------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return of +8.34% for Class 1 shares for the six months ended June 30, 2009.
(d) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 1.42% for Class 1 shares. Any amounts waived will not be reimbursed by the Fund. This change was effective May 11, 2009. Had this change been in place for the entire six month period ended June 30, 2009, the actual expenses paid would have been $7.34; the hypothetical expenses paid would have been $7.10. Additionally, had this change been in place for the entire six month period ended June 30, 2009, the actual direct and indirect expenses paid would have been $7.39; the hypothetical direct and indirect expenses paid would have been $7.15.


--------------------------------------------------------------------------------
8  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (100.1%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (9.3%)
General Dynamics                                        1,300                 $72,007
Honeywell Intl                                          1,500                  47,100
United Technologies                                     1,000                  51,960
                                                                      ---------------
Total                                                                         171,067
-------------------------------------------------------------------------------------

CAPITAL MARKETS (6.9%)
Bank of New York Mellon                                 1,999                  58,591
Morgan Stanley                                          2,400                  68,424
                                                                      ---------------
Total                                                                         127,015
-------------------------------------------------------------------------------------

CHEMICALS (4.4%)
EI du Pont de Nemours & Co                              2,200                  56,364
Praxair                                                   350                  24,875
                                                                      ---------------
Total                                                                          81,239
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.9%)
US Bancorp                                              3,000                  53,760
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.2%)
Juniper Networks                                        2,500(b)               59,000
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (10.6%)
Bank of America                                         8,300                 109,560
JPMorgan Chase & Co                                     2,500                  85,275
                                                                      ---------------
Total                                                                         194,835
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.8%)
Costco Wholesale                                          600                  27,420
Wal-Mart Stores                                           500                  24,220
                                                                      ---------------
Total                                                                          51,640
-------------------------------------------------------------------------------------

FOOD PRODUCTS (4.1%)
Tyson Foods Cl A                                        6,000                  75,660
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (4.2%)
Baxter Intl                                               800                  42,368
Medtronic                                               1,000                  34,890
                                                                      ---------------
Total                                                                          77,258
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.0%)
Humana                                                  1,700(b)               54,842
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (5.0%)
AES                                                     8,000(b)               92,880
-------------------------------------------------------------------------------------

INSURANCE (11.0%)
MetLife                                                 2,000                  60,019
Prudential Financial                                    1,500                  55,830
Travelers Companies                                     1,000                  41,040
Unum Group                                              3,000                  47,580
                                                                      ---------------
Total                                                                         204,469
-------------------------------------------------------------------------------------

MACHINERY (2.3%)
Caterpillar                                             1,300                  42,952
-------------------------------------------------------------------------------------

MULTILINE RETAIL (2.6%)
JC Penney                                               1,700                  48,807
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.5%)
Chevron                                                   500                  33,125
Marathon Oil                                            2,000                  60,260
Valero Energy                                           1,400                  23,646
Williams Companies                                      2,500                  39,025
                                                                      ---------------
Total                                                                         156,056
-------------------------------------------------------------------------------------

PHARMACEUTICALS (4.4%)
Bristol-Myers Squibb                                    4,000                  81,240
-------------------------------------------------------------------------------------

ROAD & RAIL (4.8%)
CSX                                                     1,500                  51,945
Union Pacific                                             700                  36,442
                                                                      ---------------
Total                                                                          88,387
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (6.5%)
Gap                                                     4,000                  65,600
Lowe's Companies                                        2,800                  54,348
                                                                      ---------------
Total                                                                         119,948
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
   SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

TOBACCO (3.6%)
Altria Group                                            1,400                 $22,946
Philip Morris Intl                                      1,000                  43,620
                                                                      ---------------
Total                                                                          66,566
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,992,977)                                                         $1,847,621
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%                13,329(c)              $13,329
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $13,329)                                                               $13,329
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,006,306)(d)                                                      $1,860,950
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(d) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $2,006,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $212,000
     Unrealized depreciation                           (357,000)
     ----------------------------------------------------------
     Net unrealized depreciation                      $(145,000)
     ----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
10  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements - Valuation of securities.


--------------------------------------------------------------------------------
  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                         FAIR VALUE AT JUNE 30, 2009
                           -------------------------------------------------------
                                LEVEL 1        LEVEL 2
                             QUOTED PRICES      OTHER        LEVEL 3
                               IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                              MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
----------------------------------------------------------------------------------
Equity Securities
  Common Stocks               $1,847,621(a)      $--           $--      $1,847,621
----------------------------------------------------------------------------------
Total Equity Securities        1,847,621          --            --       1,847,621
----------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund                          13,329(b)       --            --          13,329
----------------------------------------------------------------------------------
Total Other                       13,329          --            --          13,329
----------------------------------------------------------------------------------
Total                         $1,860,950         $--           $--      $1,860,950
----------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.

(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
12  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $1,992,977)                $1,847,621
  Affiliated money market fund (identified cost $13,329)               13,329
-----------------------------------------------------------------------------
Total investments in securities (identified cost $2,006,306)        1,860,950
Dividends and accrued interest receivable                               2,034
-----------------------------------------------------------------------------
Total assets                                                        1,862,984
-----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                     69
Accrued investment management services fees                             1,258
Accrued transfer agency fees                                              100
Accrued administrative services fees                                      100
Other accrued expenses                                                 15,484
-----------------------------------------------------------------------------
Total liabilities                                                      17,011
-----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $1,845,973
-----------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.001 par value                                   $      195
Additional paid-in capital                                          1,829,336
Undistributed net investment income                                    32,499
Accumulated net realized gain (loss)                                  129,299
Unrealized appreciation (depreciation) on investments                (145,356)
-----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $1,845,973
-----------------------------------------------------------------------------
Shares outstanding                                                    194,648
-----------------------------------------------------------------------------
Net asset value per share of outstanding capital stock             $     9.48
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  13

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $ 21,267
Income distributions from affiliated money market fund              13
----------------------------------------------------------------------
Total income                                                    21,280
----------------------------------------------------------------------
Expenses:
Investment management services fees                              6,728
Transfer agency fees                                               165
Administrative services fees                                       165
Compensation of board members                                       28
Custodian fees                                                   1,679
Printing and postage                                             2,958
Professional fees                                                6,139
Other                                                              427
----------------------------------------------------------------------
Total expenses                                                  18,289
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                              (5,331)
----------------------------------------------------------------------
Total net expenses                                              12,958
----------------------------------------------------------------------
Investment income (loss) -- net                                  8,322
----------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on investments                        (88,015)
Net change in unrealized appreciation (depreciation) on
  investments                                                  206,894
----------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          118,879
----------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $127,201
----------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JUNE 30, 2009  DEC. 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                     $    8,322    $    25,093
Net realized gain (loss) on investments                                (88,015)       274,071
Net change in unrealized appreciation (depreciation) on
  investments                                                          206,894     (1,556,116)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                           127,201     (1,256,952)
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                                     --        (22,736)
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                           57,345        284,580
Net asset value of shares issued for reinvestment of
  distributions                                                             --         22,736
Payments for redemptions of shares                                    (258,637)      (964,871)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                        (201,292)      (657,555)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (74,091)    (1,937,243)
Net assets at beginning of period                                    1,920,064      3,857,307
---------------------------------------------------------------------------------------------
Net assets at end of period                                         $1,845,973    $ 1,920,064
---------------------------------------------------------------------------------------------
Undistributed net investment income                                 $   32,499    $    24,177
---------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  15

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS 1
PER SHARE INCOME AND CAPITAL CHANGES(A)


                                                                    FISCAL PERIOD ENDED DEC. 31,
                                                  2009(h)       2008       2007       2006       2005       2004
Net asset value, beginning of period               $8.75       $14.29     $13.15     $11.67     $10.65      $9.27
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      .02          .11        .07        .08        .07        .09
Net gains (losses) (both realized and
 unrealized)                                         .71        (5.55)      1.17       1.50       1.06       1.41
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     .73        (5.44)      1.24       1.58       1.13       1.50
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  --         (.10)      (.10)      (.10)      (.11)      (.12)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $9.48        $8.75     $14.29     $13.15     $11.67     $10.65
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                        $2           $2         $4         $5         $5         $5
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                           2.14%(d)     1.95%      1.42%      1.32%      1.34%      1.26%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(e)                       1.51%(d)     1.54%      1.42%      1.32%      1.34%      1.26%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        .97%(d)      .87%       .51%       .67%       .65%       .89%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              35%          18%        11%        14%        27%        15%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                    8.34%(g)   (38.03%)     9.43%     13.57%     10.63%     16.25%
-----------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g) Not annualized.
(h) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)

1. ORGANIZATION

Seligman Large-Cap Value Portfolio (the Fund) is a series of Seligman Portfolios, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Fund has 100 million authorized shares of capital stock. The Fund generally invests at least 80% of its net assets in the common stock of "value" companies with large market capitalization ($4 billion or more) at the time of purchase by the Fund.

The Fund offers Class 1 and Class 2 shares, which are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies.

The two classes of shares represent interests in the same portfolio of investments have the same rights, and are generally identical in all respects except that each class bears its separate class specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. As of June 30, 2009 there are no Class 2 shares outstanding.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/

--------------------------------------------------------------------------------
  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortization cost is an approximation of market value. Investments in money market funds are valued at net asset value.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future

--------------------------------------------------------------------------------
18  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held, or sold. Effective May 11, 2009, the management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.755% to 0.565% annually as the Fund's assets increase. Prior to May 11, 2009, the Investment Manager received a fee equal to 0.80% to 0.60% annually as the Fund's assets increased. The management fee for the six months ended June 30, 2009 was 0.79% of the Fund's average daily net assets. The reduction in the investment management services fee schedule on

--------------------------------------------------------------------------------
  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

May 11, 2009 is related to the elimination of the administrative portion of the management fee that is now being charged separately to the Fund through the Administrative Services Agreement with Ameriprise Financial. See Administrative services fees below for more information.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective May 11, 2009, the Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's net assets increase. For the period from May 11, 2009 to June 30, 2009, the fee was 0.02% of the Fund's average daily net assets for the six months ended June 30, 2009. Prior to May 11, 2009, Ameriprise Financial administered certain aspects of the Fund's business and other affairs for no additional fee. The fees payable under the Administrative Services Agreement beginning on May 11, 2009 are offset by corresponding decreases in the investment management fees charged to the Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as the Fund's prior administrative agent.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2009, other expenses paid to this company were $8.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency and Servicing agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Effective May 11, 2009, the Fund pays the Transfer Agent an annual rate of 0.06% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
20  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses of the Fund's Class 1 shares (excluding fees and expenses of acquired funds*), were 1.51% of the class average daily net assets.

Under an agreement that was effective until May 10, 2009, the Investment Manager contractually agreed to waive certain fees and reimburse certain expenses such that "other expenses" (those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses), would not exceed 0.62% per annum of Class 1 average daily net assets.

Effective May 11, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until April 30, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed 1.42% of Class 1 average daily net assets.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales or maturities of securities (other than short-term obligations) aggregated $588,159 and $768,717, respectively, for the six months ended June 30, 2009. Realized gains and losses are determined on an identified cost basis.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                     SIX MONTHS ENDED    YEAR ENDED
                                       JUNE 30, 2009   DEC. 31, 2008
--------------------------------------------------------------------
Sold                                        6,952          24,141
Reinvested distributions                       --           2,622
Redeemed                                  (31,671)        (77,350)
--------------------------------------------------------------------
Net increase (decrease)                   (24,719)        (50,587)
--------------------------------------------------------------------




--------------------------------------------------------------------------------
  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $79,126 and $65,797, respectively, for the six months ended June 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

Under a credit facility which was effective until June 17, 2009, the Fund participated in a joint $200 million committed line of credit that was shared by substantially all funds in the Seligman Group of Investment Companies. The Board had limited the Fund's borrowings to 10% of its net assets. Borrowings pursuant to the credit facility were subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurred a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may have been drawn upon only for temporary purposes and was subject to certain other customary restrictions. The Fund had no borrowings for the period from Jan. 1, 2009 through June 17, 2009.

8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) was recorded by the Fund.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses and net currency losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31,

--------------------------------------------------------------------------------
22  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



2008, the Fund had a post-October loss of $151 that is treated for income tax purposes as occurring on Jan. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

9. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Aug. 20, 2009, the date of issuance of the Fund's financial statements. There were no events or transaction that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.


--------------------------------------------------------------------------------
  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. ( now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a

--------------------------------------------------------------------------------
24  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  25

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting seligman.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
26  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  -----------------------

On March 11, 2009, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Dec. 31, 2008 and the year ended Dec. 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.


--------------------------------------------------------------------------------
  SELIGMAN PORTFOLIOS -- LARGE-CAP VALUE PORTFOLIO -- 2009 SEMIANNUAL REPORT  27

SELIGMAN LARGE-CAP VALUE PORTFOLIO
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are part of the
                           RiverSource Family of Funds, and are distributed by
                           RiverSource Fund Distributors, Inc., Member FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc. Seligman is an offering brand of RiverSource Investments.
(SELIGMAN LOGO)            (C)2009 RiverSource Investments, LLC.                              SL-9969 A (8/09)

Semiannual Report
                                                                 (SELIGMAN LOGO)

SELIGMAN PORTFOLIOS

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2009


SELIGMAN CASH
MANAGEMENT PORTFOLIO

SELIGMAN CASH MANAGEMENT PORTFOLIO SEEKS TO PRESERVE
CAPITAL AND TO MAXIMIZE LIQUIDITY AND CURRENT INCOME.

Seligman Cash Management Portfolio (the Fund) is a series of Seligman Portfolios, Inc.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or variable life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the accounts) that invests in the Fund.

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    5

Portfolio of Investments...........    7

Statement of Assets and
  Liabilities......................   10

Statement of Operations............   11

Statements of Changes in Net
  Assets...........................   12

Financial Highlights...............   13

Notes to Financial Statements......   14

Proxy Voting.......................   22

Change in Independent Registered
  Public Accounting Firm...........   23



RIVERSOURCE FAMILY OF FUNDS
RiverSource Family of Funds includes funds branded
"RiverSource," "RiverSource Partners," "Seligman" and
"Threadneedle." These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
2  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Cash Management Portfolio gained 0.04% for the six-month period ended
  June 30, 2009.

> The Fund's annualized simple yield was 0.01% and its annualized compound yield was 0.01% for the seven-day period ended June 30, 2009. Short-term yields may be higher or lower than the figures shown.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                            6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
Seligman Cash Management
  Portfolio                   +0.04%   +0.42%   +2.70%   +2.58%   +2.73%
-------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract, including any administrative fees or sales charges. If reflected, returns would be lower than those shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, by visiting seligman.com or calling 1(800) 221-2450.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The seven-day current yield more closely reflects the current earnings of the Fund than the total return.


--------------------------------------------------------------------------------
   SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
   x                      HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO COMPOSITION (at June 30, 2009; % of portfolio assets)
-------------------------------------------------------------------

U.S. Government Agencies                   69.1%
------------------------------------------------
Other(1)                                   30.9%
------------------------------------------------


(1) Cash & Cash Equivalents.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
4  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund in good order or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees and other expenses; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expense of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


--------------------------------------------------------------------------------
   SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.


                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 JAN. 1, 2009  JUNE 30, 2009  THE PERIOD(a)  THE PERIOD(b)
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,000.40        $1.14          $1.19
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,023.65        $1.15          $1.20
------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS


       FUND'S ANNUALIZED         ACQUIRED FUND FEES AND
         EXPENSE RATIO                  EXPENSES              NET FUND EXPENSES
----------------------------------------------------------------------------------
             .23%                         .01%                      .24%
----------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indirected above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund"s annualized expense ratio plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return of +0.04% for the six months ended June 30, 2009.


--------------------------------------------------------------------------------
6  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES
U.S. GOVERNMENT AGENCIES (69.3%)



                                                     AMOUNT
                                      EFFECTIVE    PAYABLE AT
ISSUER                                  YIELD       MATURITY       VALUE(a)
Federal Farm Credit Bank Disc Nts
 08-28-09                                0.17%     $2,000,000    $1,999,452
Federal Home Loan Bank Disc Nts
 07-01-09                                0.01       1,300,000     1,300,000
Federal Home Loan Mtge Corp Disc Nts
 07-13-09                                0.16         500,000       499,972
Federal Natl Mtge Assn Disc Nts
 07-22-09                                0.15       1,500,000     1,499,869
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $5,299,293)                                               $5,299,293
---------------------------------------------------------------------------




MONEY MARKET FUND (31.0%)
                                                       SHARES                VALUE(a)
JPMorgan US Govt Money Market Fund                   2,372,208             $2,372,208
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,372,208)                                                         $2,372,208
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,671,501)(b)                                                      $7,671,501
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Also represents the cost of securities for federal income tax purposes at June 30, 2009.



--------------------------------------------------------------------------------
   SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.


--------------------------------------------------------------------------------
8  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                          FAIR VALUE AT JUNE 30, 2009
                            -------------------------------------------------------
                                 LEVEL 1        LEVEL 2
                              QUOTED PRICES      OTHER        LEVEL 3
                                IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                               MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                 IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
-----------------------------------------------------------------------------------
Investments in Securities
  U.S. Government Agencies            $--      $5,299,293       $--      $5,299,293
  Money Market Fund             2,372,208              --        --       2,372,208
-----------------------------------------------------------------------------------
Total                          $2,372,208      $5,299,293       $--      $7,671,501
-----------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(ii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
   SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT  9

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $5,299,293)                $5,299,293
  Money market fund (identified cost $2,372,208)                    2,372,208
-----------------------------------------------------------------------------
Total investments in securities (identified cost $7,671,501)        7,671,501
-----------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                           2
Capital shares payable                                                 10,601
Accrued investment management services fees                             2,405
Accrued transfer agency fees                                            1,654
Accrued administrative services fees                                      406
Other accrued expenses                                                  8,187
-----------------------------------------------------------------------------
Total liabilities                                                      23,255
-----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $7,648,246
-----------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.001 par value                                   $    7,651
Additional paid-in capital                                          7,640,595
-----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $7,648,246
-----------------------------------------------------------------------------
Shares outstanding                                                  7,651,054
-----------------------------------------------------------------------------
Net asset value per share of outstanding capital stock             $     1.00
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
10  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                             12,023
---------------------------------------------------------------------------
Expenses:
Investment management services fees                                  15,344
Transfer agency fees                                                    676
Administrative services fees                                            676
Compensation of board members                                           131
Custodian fees                                                        7,438
Printing and postage                                                  6,751
Professional fees                                                     8,569
Other                                                                 1,823
---------------------------------------------------------------------------
Total expenses                                                       41,408
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                      (32,161)
---------------------------------------------------------------------------
Total net expenses                                                    9,247
---------------------------------------------------------------------------
Investment income (loss) -- net                                       2,776
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $  2,776
---------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT  11

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JUNE 30, 2009  DEC. 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                     $    2,776    $   133,899
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                                 (2,776)      (133,899)
  Net realized gain                                                         --         (1,086)
---------------------------------------------------------------------------------------------
Total distributions                                                     (2,776)      (134,985)
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales of shares                                          250,852      2,271,950
Net asset value of shares issued for reinvestment of
  distributions                                                          2,773        134,985
Payments for redemptions of shares                                    (815,072)    (4,101,764)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                        (561,447)    (1,694,829)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (561,447)    (1,695,915)
Net assets at beginning of period                                    8,209,693      9,905,608
---------------------------------------------------------------------------------------------
Net assets at end of period                                         $7,648,246    $ 8,209,693
---------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
12  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGES(A)


                                                                 Fiscal period ended Dec. 31,
                                                  2009(i)      2008      2007      2006      2005      2004
Net asset value, beginning of period               $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      .00(c)     .01       .04       .04       .02       .01
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                             (.00)(c)   (.01)     (.04)     (.04)     (.02)     (.01)
Dividends from net realized gain (loss)               --       (.00)(c)  (.00)(c)    --        --        --
-----------------------------------------------------------------------------------------------------------
Total distributions                                 (.00)(c)   (.01)     (.04)     (.04)     (.02)     (.01)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                            $8         $8       $10       $12       $15        $2
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                           1.05%(e)    .82%      .83%      .71%      .73%     1.14%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                            .23%(e)    .61%      .70%      .70%      .70%      .70%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        .07%(e)   1.47%     4.30%     4.13%     2.71%      .56%
-----------------------------------------------------------------------------------------------------------
Total return(g)                                     .04%(h)   1.45%     4.38%     4.24%     2.41%      .62%
-----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of acquired funds which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.
(i) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT  13

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)

1. ORGANIZATION

Seligman Cash Management Portfolio (the Fund) is a series of Seligman Portfolios, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Fund has 100 million authorized shares of capital stock. The Fund offers Class 1 shares as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies. The Fund invests in U.S. dollar-denominated high-quality money market instruments. Such instruments include obligations of the U.S. Treasury, its agencies or instrumentalities, obligations of domestic and foreign banks (such as certificates of deposit and fixed time deposits), commercial paper and short-term corporate debt securities, and repurchase agreements with respect to these types of instruments.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
14  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS
Dividends from net investment income are declared daily and reinvested monthly, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

3. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held, or sold. Effective May 11, 2009, the management fee is equal to 0.355% of the Fund's average daily net assets. Prior to May 11, 2009, the Investment Manager received a fee equal to 0.40% of the Fund's average daily net assets. The management fee for the six months ended June 30, 2009 was 0.39% of the Fund's average daily net assets. The reduction in the investment management services fee on May 11, 2009 is related to the elimination of the administrative portion of the management fee that is now being charged separately to the Fund through the Administrative Services Agreement with Ameriprise Financial. See Administrative services fees below for more information.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective May 11, 2009, the Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's net assets increase. For the period from

--------------------------------------------------------------------------------
  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT  15

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

May 11, 2009 to June 30, 2009, the fee was 0.02% of the Fund's average daily net assets for the six months ended June 30, 2009. Prior to May 11, 2009, Ameriprise Financial administered certain aspects of the Fund's business and other affairs for no additional fee. The fees payable under the Administrative Services Agreement beginning on May 11, 2009 are offset by corresponding decreases in the investment management fees charged to the Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as the Fund's prior administrative agent.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2009, other expenses paid to this company were $36.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
The Funds have a Transfer Agency and Servicing agreement with RiverSource Service Corporation. The fee under this agreement is uniform for each of the Funds at an annual rate of 0.06% of each Fund's average daily net assets.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses (excluding fees and expenses of acquired funds*) such that net expenses were 0.23% of the Fund's average daily net assets.

Effective May 11, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until April 30, 2010, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.70% of the Fund's average daily net assets.

In addition, from time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This

--------------------------------------------------------------------------------
16  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



expense limitation policy may be revised or terminated at any time without notice.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and unaffiliated pooled investment vehicles (including mutual funds and exchange-traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred directly by the Fund will vary.

TEMPORARY MONEY MARKET FUND GUARANTY PROGRAM
On Oct. 6, 2008, the Fund applied to participate in the initial term of the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the Program), through Dec. 18, 2008 (the Initial Term), after obtaining the approval of the Board, including a majority of the independent trustees. On Dec. 2, 2008, the Board approved the Fund's participation in an extension of the Program through April 30, 2009 (the First Extended Term). On April 8, 2009, the Board approved the Fund's participation in an extension of the Program through Sept. 19, 2009 (the Second Extended Term). The Fund filed the extension notice with the U.S. Department of Treasury on April 13, 2009 to participate in the Second Extended Term of the Program.

The Program covers shareholders of each participating money market fund for amounts they held in such funds as of the close of business on Sept. 19, 2008. Any increase in the number of shares of that fund held by a shareholder after the close of business on Sept. 19, 2008 will not be guaranteed. Any purchase of shares of a participating money market fund after the close of business on Sept. 19, 2008 will not be guaranteed. If shares of a participating fund held by a shareholder as of the close of business on Sept. 19, 2008 are sold before the guarantee is called upon, then the guarantee will only cover the lesser of (i) the number of fund shares held by the shareholder as of the close of business on Sept. 19, 2008, or (ii) the number of fund shares held by the shareholder on the date the guarantee is called upon. A participating fund shareholder who sells all of his or her shares after Sept. 19, 2008 (and before the guarantee is called upon) will no longer be covered by the guarantee, even if the shareholder subsequently reinvests in the fund or in another fund that is participating in the Program.

Under the terms of the Program, the guarantee is called upon with respect to the Fund if the Board of the Fund makes a determination to liquidate the Fund. For shares covered by the guarantee, any difference between the amount a shareholder received in connection with the liquidation and $1.00 per share (a guarantee payment) will be covered by the U.S. Department of Treasury under the Program, subject to the overall amount available to all funds participating in the Program. Guarantee payments under the Program will not exceed the amount

--------------------------------------------------------------------------------
  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


available in the Program (at inception of the Program, approximately $50 billion was available to support guarantee payments).

During the six months ended June 30, 2009, the Fund paid upfront fees to the U.S. Department of Treasury to participate in the Program. For the initial three-month term of the Program that expired on Dec. 18, 2008, the fee incurred by the Fund was 0.015% of its net asset value as of the close of business Sept. 19, 2008. The fee to participate in the First Extended Term of the Program through April 30, 2009 required an additional payment in the amount of 0.022% of its net asset value as of Sept. 19, 2008. The fee to participate in the Second Extended Term required an additional payment in the amount of 0.015% of its net asset value as of Sept. 19, 2008. The fees are being amortized over the period of the participation in the Program and are included as a component of other expenses in the Fund's Statement of Operations. The cost to participate will be borne by the Fund without regard to any expense limitation currently in effect, if any. However, to the extent the Investment Manager voluntarily limits the expenses of a fund for the purposes of supporting its yield, the cost to participate in the Second Extended Term may be absorbed by the Investment Manager. The Program will expire after the close of business on Sept. 18, 2009.

4. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) was recorded by the Fund.

5. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Aug. 20, 2009, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

6. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the

--------------------------------------------------------------------------------
18  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review

--------------------------------------------------------------------------------
  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. ( now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending

--------------------------------------------------------------------------------
20  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT  21

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting seligman.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
22  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  -----------------------

On March 11, 2009, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Dec. 31, 2008 and the year ended Dec. 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.


--------------------------------------------------------------------------------
  SELIGMAN PORTFOLIOS -- CASH MANAGEMENT PORTFOLIO -- 2009 SEMIANNUAL REPORT  23

SELIGMAN CASH MANAGEMENT PORTFOLIO
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are part of the
                           RiverSource Family of Funds, and are distributed by
                           RiverSource Fund Distributors, Inc., Member FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc. Seligman is an offering brand of RiverSource Investments.
(SELIGMAN LOGO)            (C)2009 RiverSource Investments, LLC.                              SL-9965 A (8/09)

Semiannual Report
                                                                 (SELIGMAN LOGO)

SELIGMAN PORTFOLIOS

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2009

SELIGMAN GLOBAL
TECHNOLOGY PORTFOLIO

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO SEEKS LONG-TERM
CAPITAL APPRECIATION.

Seligman Global Technology Portfolio (the Fund) is a series of Seligman Portfolios, Inc.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or variable life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the accounts) that invests in the Fund.

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   15

Statement of Operations............   16

Statements of Changes in Net
  Assets...........................   17

Financial Highlights...............   18

Notes to Financial Statements......   20

Proxy Voting.......................   31

Change in Independent Registered
  Public Accounting Firm...........   31



RIVERSOURCE FAMILY OF FUNDS
RiverSource Family of Funds includes funds branded
"RiverSource," "RiverSource Partners," "Seligman" and
"Threadneedle." These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
2  SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE  ---------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Global Technology Portfolio Class 1 shares gained 26.20% for the six-month period ended June 30, 2009.

> The Fund outperformed its benchmark, the MSCI World IT Index, which gained
  20.81% during the same six-month period.

> The Fund underperformed its peer group, as represented by the Lipper Global
  Science & Technology Funds Average, which rose 30.13% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                             SINCE
                                                                          INCEPTION**
                          6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS     5/1/00
-------------------------------------------------------------------------------------
Seligman Global
  Technology Portfolio
  Class 1                  +26.20%   -17.19%   +0.34%   +2.72%    +1.02%        N/A
-------------------------------------------------------------------------------------
  Class 2                  +26.10%   -17.40%   +0.15%   +2.53%      N/A       -6.18%
-------------------------------------------------------------------------------------
MSCI World IT Index(1)
  (unmanaged)              +20.81%   -22.98%   -4.43%   -2.47%    -6.56%      -1.67%
-------------------------------------------------------------------------------------
MSCI World Index(2)
  (unmanaged)               +6.79%   -29.01%   -7.48%   +0.57%    -0.37%     -11.67%
-------------------------------------------------------------------------------------
Lipper Global Science &
  Technology Funds
  Average(3)               +30.13%   -21.14%   -3.97%   -1.12%    -2.70%      -8.90%
-------------------------------------------------------------------------------------



 *Not annualized.

**For classes with less than 10 years performance.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown for Class 1 and Class 2 shares vary from each other because of differences in expenses but do not reflect expenses that apply to the subaccount or the annuity or life insurance contract, including any administration fees or sales charges. If reflected, returns would be lower than those shown. Current performance may be lower or higher than the performance information shown. You may obtain

--------------------------------------------------------------------------------
 SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


performance information current to the most recent month-end by contacting your financial intermediary, by visiting seligman.com or calling 1(800) 221-2450.

The performance of the indices does not reflect the effect of expenses. It is not possible to invest directly in an average or index.

(1) The Morgan Stanley Capital International (MSCI) World Information Technology
    (IT) Index is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity markets. The index reflects reinvestment of all distributions and changes in market prices.
(2) The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed equity performance. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper Global Science & Technology Funds Average is an average of funds that invest primarily in the equity securities of domestic and foreign companies engaged in science and technology. The average reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
4  SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                    X     LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

COUNTRY DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Canada                                      4.1%
------------------------------------------------
China                                       0.8%
------------------------------------------------
Guernsey                                    6.1%
------------------------------------------------
Israel                                      7.9%
------------------------------------------------
Japan                                       2.5%
------------------------------------------------
Luxembourg                                  0.3%
------------------------------------------------
Netherlands                                 0.9%
------------------------------------------------
Norway                                      1.5%
------------------------------------------------
Taiwan                                      3.6%
------------------------------------------------
United Kingdom                              2.9%
------------------------------------------------
United States                              66.0%*
------------------------------------------------
Other(2)                                    3.4%
------------------------------------------------


* Includes companies that derive at least 50% of their revenue from business outside the U.S. If these companies were excluded, the amount shown would have been less than 60%.

(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investing in one economic sector, such as technology, may be subject to greater price fluctuations than a portfolio of diversified investments.


--------------------------------------------------------------------------------
 SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Check Point Software Technologies (Israel)  6.4%
------------------------------------------------
Amdocs (Guernsey)                           6.1%
------------------------------------------------
Synopsys (United States)                    6.1%
------------------------------------------------
Symantec (United States)                    5.2%
------------------------------------------------
NetApp (United States)                      4.8%
------------------------------------------------
QUALCOMM (United States)                    4.5%
------------------------------------------------
Apple (United States)                       4.4%
------------------------------------------------
McAfee (United States)                      4.4%
------------------------------------------------
Cisco Systems (United States)               4.1%
------------------------------------------------
BMC Software (United States)                4.1%
------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees and other expenses; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


--------------------------------------------------------------------------------
 SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2009  JUNE 30, 2009  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,262.00        $10.66         1.90%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.37        $ 9.49         1.90%
------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,261.00        $12.05         2.15%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.13        $10.74         2.15%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2009: +26.20% for Class 1 and +26.10% for Class 2.


--------------------------------------------------------------------------------
8  SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (96.0%)
ISSUER                                                 SHARES                VALUE(a)
CANADA (4.1%)
Open Text                                               5,100(b,c)           $185,742
-------------------------------------------------------------------------------------

CHINA (0.8%)
Longtop Financial Technologies ADR                      1,000(b,c)             24,560
VanceInfo Technologies ADR                                700(b,c)             10,339
                                                                      ---------------
Total                                                                          34,899
-------------------------------------------------------------------------------------

GUERNSEY (6.1%)
Amdocs                                                 12,900(b,c)            276,705
-------------------------------------------------------------------------------------

ISRAEL (7.9%)
Check Point Software Technologies                      12,211(b,c)            286,592
NICE Systems ADR                                        3,100(b,c)             71,517
                                                                      ---------------
Total                                                                         358,109
-------------------------------------------------------------------------------------

JAPAN (2.5%)
Hirose Electric                                           200(c)               21,343
Murata Mfg                                                900(c)               38,421
Nidec                                                     500(c)               30,443
TDK                                                       500(c)               23,478
                                                                      ---------------
Total                                                                         113,685
-------------------------------------------------------------------------------------

LUXEMBOURG (0.2%)
Millicom Intl Cellular                                    200(c)               11,252
-------------------------------------------------------------------------------------

NETHERLANDS (0.9%)
Koninklijke (Royal) KPN                                 2,824(c)               38,964
-------------------------------------------------------------------------------------

NORWAY (1.5%)
Tandberg                                                3,900(c)               65,843
-------------------------------------------------------------------------------------

TAIWAN (3.5%)
HTC                                                     9,000(c)              126,499
Unimicron Technology                                   44,000(c)               33,575
                                                                      ---------------
Total                                                                         160,074
-------------------------------------------------------------------------------------

UNITED KINGDOM (2.9%)
BT Group                                               15,200(c)               25,464
Micro Focus Intl                                       15,915(c)               98,268
TelecityGroup                                           1,800(b,c)              8,836
                                                                      ---------------
Total                                                                         132,568
-------------------------------------------------------------------------------------

UNITED STATES (65.6%)
Apple                                                   1,400(b)              199,402
Aspen Technology                                        6,041(b)               51,560
BMC Software                                            5,500(b)              185,845
Cisco Systems                                          10,000(b)              186,400
DigitalGlobe                                              142(b)                2,726
eBay                                                    1,800(b)               30,834
Electronics for Imaging                                 3,200(b)               34,112
EMC                                                    11,900(b)              155,890
Fidelity Natl Information Services                      2,600                  51,896
Fiserv                                                    400(b)               18,280
Hewlett-Packard                                         4,800                 185,520
IBM                                                       700                  73,094
Intel                                                   1,400                  23,170
LogMein                                                   138(b)                2,208
Magma Design Automation                                 3,000(b)                4,380
Maxim Integrated Products                                 200                   3,138
McAfee                                                  4,700(b)              198,293
Mentor Graphics                                        10,395(b)               56,861
Microsoft                                               7,000                 166,390
NetApp                                                 11,000(b)              216,920
Netezza                                                 3,600(b)               29,952
Oracle                                                  1,100                  23,562
Parametric Technology                                   7,300(b)               85,337
QUALCOMM                                                4,500                 203,400
Qwest Communications Intl                               7,500                  31,125
Riverbed Technology                                     2,700(b)               62,613
SonicWALL                                               9,045(b)               49,567
Symantec                                               15,100(b)              234,956
Synopsys                                               14,000(b)              273,140


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED STATES (CONT.)
Xilinx                                                    300                  $6,138
Yahoo!                                                  8,300(b)              129,978
                                                                      ---------------
Total                                                                       2,976,687
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $4,586,410)                                                         $4,354,528
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%               154,241(d)             $154,241
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $154,241)                                                             $154,241
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,740,651)(e)                                                      $4,508,769
=====================================================================================



SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at June 30, 2009:

                                            PERCENTAGE OF
INDUSTRY                                      NET ASSETS       VALUE
-----------------------------------------------------------------------
Aerospace & Defense                               0.1%           $2,726
Communications Equipment                         11.4           518,256
Computers & Peripherals                          22.5         1,021,389
Diversified Telecommunication Services            2.1            95,553
Electronic Equipment, Instruments &
  Components                                      3.2           147,260
Internet Software & Services                      9.0           407,165
IT Services                                       7.6           346,881
Semiconductors & Semiconductor Equipment          0.7            32,446
Software                                         39.1         1,771,600
Wireless Telecommunication Services               0.2            11,252
Other(1)                                          3.4           154,241
-----------------------------------------------------------------------
Total                                                        $4,508,769
-----------------------------------------------------------------------


(1) Cash & Cash Equivalents.

NOTES TO PORTFOLIO OF INVESTMENTS



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 30.4% of net assets.

(d) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.


--------------------------------------------------------------------------------
10  SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(e) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $4,741,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $231,000
     Unrealized depreciation                           (463,000)
     ----------------------------------------------------------
     Net unrealized depreciation                      $(232,000)
     ----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing

--------------------------------------------------------------------------------
12  SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                         FAIR VALUE AT JUNE 30, 2009
                           -------------------------------------------------------
                                LEVEL 1        LEVEL 2
                             QUOTED PRICES      OTHER        LEVEL 3
                               IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                              MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
----------------------------------------------------------------------------------
Equity Securities
  Common Stocks               $3,843,394(a)    $511,134(b)     $--      $4,354,528
----------------------------------------------------------------------------------
Total Equity Securities        3,843,394        511,134         --       4,354,528
----------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund                         154,241(c)          --         --         154,241
----------------------------------------------------------------------------------
Total Other                      154,241             --         --         154,241
----------------------------------------------------------------------------------
Total                         $3,997,635       $511,134        $--      $4,508,769
----------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Indicates certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. All industry classifications are identified in the Portfolio of Investments.
(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.



--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
14  SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $4,586,410)                       $  4,354,528
  Affiliated money market fund (identified cost $154,241)                      154,241
--------------------------------------------------------------------------------------
Total investments in securities (identified cost $4,740,651)                 4,508,769
Foreign currency holdings (identified cost $66)                                     67
Capital shares receivable                                                       10,783
Dividends and accrued interest receivable                                          398
Receivable for investment securities sold                                       63,748
Reclaims receivable                                                                422
--------------------------------------------------------------------------------------
Total assets                                                                 4,584,187
--------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                              71
Payable for investment securities purchased                                     31,266
Accrued investment management services fees                                      3,812
Accrued distribution fees                                                          301
Accrued transfer agency fees                                                       241
Accrued administrative services fees                                               321
Other accrued expenses                                                          13,329
--------------------------------------------------------------------------------------
Total liabilities                                                               49,341
--------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $  4,534,846
--------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.001 par value                                          $        327
Additional paid-in capital                                                  15,434,238
Net operating loss                                                             (34,254)
Accumulated net realized gain (loss)                                       (10,633,429)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies          (232,036)
--------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $  4,534,846
--------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                                  NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class 1                           $3,195,095              229,524                      $13.92
Class 2                           $1,339,751               97,633                      $13.72
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT  15

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $    7,360
Interest                                                              21
Income distributions from affiliated money market fund               102
  Less foreign taxes withheld                                       (221)
------------------------------------------------------------------------
Total income                                                       7,262
------------------------------------------------------------------------
Expenses:
Investment management services fees                               20,430
Distribution fees -- Class 2                                       1,544
Transfer agency fees
  Class 1                                                          4,495
  Class 2                                                            623
Administrative services fees                                         525
Compensation of board members                                         67
Custodian fees                                                    31,616
Printing and postage                                              10,302
Professional fees                                                 38,283
Other                                                                665
------------------------------------------------------------------------
Total expenses                                                   108,550
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                               (67,557)
------------------------------------------------------------------------
Total net expenses                                                40,993
------------------------------------------------------------------------
Investment income (loss) -- net                                  (33,731)
------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                         (424,646)
  Foreign currency transactions                                   (1,811)
------------------------------------------------------------------------
Net realized gain (loss) on investments                         (426,457)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                   1,434,523
------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          1,008,066
------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $  974,335
------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JUNE 30, 2009  DEC. 31, 2008
                                                                   (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                     $  (33,731)   $   (88,590)
Net realized gain (loss) on investments                               (426,457)      (890,975)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                              1,434,523     (2,027,498)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                           974,335     (3,007,063)
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class 1 shares                                                        43,754        124,499
  Class 2 shares                                                       175,769        799,399
Payments for redemptions
  Class 1 shares                                                      (292,022)      (990,797)
  Class 2 shares                                                      (279,826)    (1,555,793)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                        (352,325)    (1,622,692)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                622,010     (4,629,755)
Net assets at beginning of period                                    3,912,836      8,542,591
---------------------------------------------------------------------------------------------
Net assets at end of period                                         $4,534,846    $ 3,912,836
---------------------------------------------------------------------------------------------
Excess of distributions over net investment income                  $  (34,254)   $      (523)
---------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS 1
PER SHARE INCOME AND CAPITAL CHANGES(A)


                                                                    Fiscal period ended Dec. 31,
                                                  2009(h)       2008       2007       2006       2005       2004
Net asset value, beginning of period               $11.03      $18.46     $15.99     $13.56     $12.54     $12.06
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      (.04)       (.21)      (.25)      (.20)      (.19)      (.13)
Net gains (losses) (both realized and
 unrealized)                                         2.93       (7.22)      2.72       2.63       1.21        .61
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.89       (7.43)      2.47       2.43       1.02        .48
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.92      $11.03     $18.46     $15.99     $13.56     $12.54
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3          $3         $6         $6         $7         $8
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                            5.14%(d)    3.54%      3.04%      2.57%      2.49%      2.39%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(e)                        1.90%(d)    1.90%      1.90%      1.90%      1.90%      1.90%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       (1.55%)(d)  (1.38%)    (1.44%)    (1.37%)    (1.53%)    (1.10%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               75%        161%       198%       205%       155%       147%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                    26.20%(g)  (40.25%)    15.45%     17.92%      8.13%      3.98%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
18  SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS 2
PER SHARE INCOME AND CAPITAL CHANGES(A)


                                                                    Fiscal period ended Dec. 31,
                                                  2009(h)       2008       2007       2006       2005       2004
Net asset value, beginning of period               $10.88      $18.25     $15.83     $13.45     $12.46     $12.00
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      (.04)       (.24)      (.28)      (.22)      (.21)      (.15)
Net gains (losses) (both realized and
 unrealized)                                         2.88       (7.13)      2.70       2.60       1.20        .61
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.84       (7.37)      2.42       2.38        .99        .46
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.72      $10.88     $18.25     $15.83     $13.45     $12.46
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1          $1         $3         $2         $2         $2
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                            5.45%(d)    3.71%      3.19%      2.72%      2.64%      2.54%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(e)                        2.15%(d)    2.07%      2.05%      2.05%      2.05%      2.05%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       (1.80%)(d)  (1.55%)    (1.59%)    (1.52%)    (1.68%)    (1.25%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               75%        161%       198%       205%       155%       147%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                    26.10%(g)  (40.38%)    15.29%     17.69%      7.95%      3.83%
-----------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g) Not annualized.
(h) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)

1. ORGANIZATION

Seligman Global Technology Portfolio (the Fund) is a series of Seligman Portfolios, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Fund has 100 million authorized shares of capital stock. The Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

The Fund offers Class 1 and Class 2 shares, which are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other

--------------------------------------------------------------------------------
20  SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At June 30, 2009, foreign currency holdings consisted of multiple denominations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
22  SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the foreign currency contract is closed.

The risks of foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount reflected in the Statement of Assets and Liabilities. At June 30, 2009, and for the six months then ended, the Fund had no outstanding forward foreign currency contracts.

4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held, or sold. Effective May 11, 2009, the management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.95% to 0.87% annually as the Fund's assets increase. Prior to May 11, 2009, the Investment Manager received a fee equal to a percentage of the Fund's average daily net assets that declined from 1.00% to 0.90% of the Fund's average daily net assets. The management fee for the six months ended June 30, 2009 was 0.98% of the Fund's average daily net assets. The reduction in the investment management services fee schedule on May 11,

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2009 is related to the elimination of the administrative portion of the management fee that is now being charged separately to the Fund through the Administrative Services Agreement with Ameriprise Financial. See Administrative services fees below for more information.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective May 11, 2009, the Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. For the period from May 11, 2009 to June 30, 2009, the fee was 0.03% of the Fund's average daily net assets for the six months ended June 30, 2009. Prior to May 11, 2009, Ameriprise Financial administered certain aspects of the Fund's business and other affairs for no additional fee. The fees payable under the Administrative Services Agreement beginning on May 11, 2009 are offset by corresponding decreases in the investment management fees charged to the Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as the Fund's prior administrative agent.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2009, other expenses paid to this company were $15.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency and Servicing agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Effective May 11, 2009, the Fund pays the Transfer Agent an annual rate of 0.06% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
24  SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays the Distributor a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class 1.............................................  1.90%
Class 2.............................................  2.15


Under an agreement that was effective until May 10, 2009, the Investment Manager contractually agreed to waive certain fees and reimburse certain expenses such that the "other expenses" (those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses), would not exceed 0.90% per annum of the class' average daily net assets.

Effective May 11, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until April 30, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

Class 1.............................................  1.90%
Class 2.............................................  2.15


For the period from May 11, 2009 through June 30, 2009, the waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class 1...........................................  $1,244
Class 2...........................................   3,690


The management fees waived/reimbursed at the Fund level were $62,623.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales or maturities of securities (other than short-term obligations) aggregated $2,931,150 and $3,185,622, respectively, for the six months ended June 30, 2009. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                     SIX MONTHS ENDED    YEAR ENDED
                                       JUNE 30, 2009   DEC. 31, 2008
--------------------------------------------------------------------
CLASS 1
--------------------------------------------------------------------
Sold                                        3,374           7,507
Redeemed                                  (23,628)        (63,517)
--------------------------------------------------------------------
Net increase (decrease)                   (20,254)        (56,010)
--------------------------------------------------------------------
CLASS 2
--------------------------------------------------------------------
Sold                                       14,220          47,638
Redeemed                                  (23,092)        (99,986)
--------------------------------------------------------------------
Net increase (decrease)                    (8,872)        (52,348)
--------------------------------------------------------------------


7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $798,962 and $644,721, respectively, for the six months ended June 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2009, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

Under a credit facility which was effective until June 17, 2009, the Fund participated in a joint $200 million committed line of credit that was shared by substantially all funds in the Seligman Group of Investment Companies. The Board had limited the Fund's borrowings to 10% of its net assets. Borrowings pursuant to the credit facility were subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurred a commitment fee of

--------------------------------------------------------------------------------
26  SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



0.12% per annum on its share of the unused portion of the credit facility. The credit facility may have been drawn upon only for temporary purposes and was subject to certain other customary restrictions. The Fund had no borrowings for the period from Jan. 1, 2009 through June 17, 2009.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of options contracts, foreign currency transactions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) was recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $9,815,724 at Dec. 31, 2008, that if not offset by capital gains will expire as follows:

   2009          2010         2011        2016
$4,220,678    $4,941,506    $108,762    $544,778


Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses and net currency losses realized between Nov. 1 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2008, the Fund had a post-October loss of $296,659 that is treated for income tax purposes as occurring on Jan. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

10. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Aug. 20, 2009, the date of issuance of the Fund's financial statements. There

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

11. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise

--------------------------------------------------------------------------------
28  SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
30  SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting seligman.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com/funds; or searching the website of the SEC at www.sec.gov.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  -----------------------

On March 11, 2009, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Dec. 31, 2008 and the year ended Dec. 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.


--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS -- GLOBAL TECHNOLOGY PORTFOLIO -- 2009 SEMIANNUAL REPORT  31

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are part of the
                           RiverSource Family of Funds, and are distributed by
                           RiverSource Fund Distributors, Inc., Member FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc. Seligman is an offering brand of RiverSource Investments.
(SELIGMAN LOGO)            (C)2009 RiverSource Investments, LLC.                              SL-9952 A (8/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Seligman Portfolios, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and
   Principal Executive Officer

Date September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and
   Principal Executive Officer

Date September 2, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and
   Principal Financial Officer

Date September 2, 2009